REGISTRATION NO. 811-10285
                                                      REGISTRATION NO. 333-54630

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                     Pre-Effective Amendment No.......[ 1 ]

                       Post-Effective Amendment No.....[ ]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                             Amendment No. ....[ 1 ]

                               AmeriSen Funds(TM)
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

            14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014
            ---------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (281) 444-6012
                                                           --------------

   Philip C. Pauze, 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014
   ---------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:

                        Charles W. Lutter, Jr., Attorney
                   103 Canyon Oaks, San Antonio, TX 78232-1305

Approximate Date of Proposed Offering: March 31, 2001

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), may determine.

                                     PART A
                          -----------------------------
                               AmeriSen Funds(TM)
                                   Prospectus

                                   PROSPECTUS

                            __________________, 2001

                               AMERISEN FUNDS(TM)

--------------------------------------------------------------------------------
                          AmeriSen U.S. Government Fund
 ................................................................................
                         AmeriSen Large Cap Equity Fund
 ................................................................................
                          AmeriSen Corporate Bond Fund
 ................................................................................
                           AmeriSen Money Market Fund
 ................................................................................
                            AmeriSen Balanced 50 Fund
 ................................................................................
                            AmeriSen Balanced 60 Fund
 ................................................................................
                            AmeriSen Balanced 70 Fund
--------------------------------------------------------------------------------
                   Retail and Institutional Classes of Shares

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has any commission determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE........................1
   AmeriSen Large Cap Equity Fund..............................................1
      Investment Objective.....................................................1
      Principal Strategies.....................................................1
      Principal Risks..........................................................2
   AmeriSen U.S. Government Fund...............................................2
      Investment Objective.....................................................2
      Principal Strategies.....................................................2
      Principal Risks..........................................................3
   AmeriSen Corporate Bond Fund................................................3
      Investment Objective.....................................................3
      Principal Strategies.....................................................4
      Principal Risks..........................................................4
   AmeriSen Money Market Fund..................................................5
      Investment Objective.....................................................5
      Principal Strategies.....................................................5
      Principal Risks..........................................................5

HOW THE FUNDS HAVE PERFORMED...................................................8

FEES AND EXPENSES/COST OF INVESTING IN THE FUNDS...............................8

WHO IS RESPONSIBLE FOR YOUR FUND ACCOUNT......................................11

HOW WE MANAGE THE FUNDS.......................................................14

ADDITIONAL CONSIDERATIONS.....................................................24

HOW SHARES ARE VALUED.........................................................26

HOW THE SECURITIES IN THE PORTFOLIO ARE VALUED................................26

DIVIDENDS.....................................................................27

TAXES.........................................................................27

HOW TO BUY SHARES.............................................................28

HOW TO EXCHANGE SHARES........................................................32

HOW TO REDEEM SHARES..........................................................33

SHAREHOLDER SERVICES..........................................................37

OTHER FUND INFORMATION........................................................39

AmeriSen Funds(TM)- Prospectus                                     Page ii of 44

             RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

AmeriSen Funds(TM) (the "Trust") offers investors shares of seven separate series or funds (the "Funds" or individually "Fund") and except for the money market fund, each Fund has two classes of shares - retail and institutional.

AMERISEN LARGE CAP EQUITY FUND

INVESTMENT OBJECTIVE

The investment objective of the AmeriSen Large Cap Equity Fund is to increase the value of your investment over the long-term through capital appreciation and earned income.

PRINCIPAL STRATEGIES

The AmeriSen Large Cap Equity Fund normally invests at least 80% of its total assets in a broadly diversified portfolio of common stocks issued by large domestic companies with a market capitalization of at least $10 billion. The
Fund invests primarily in large-capitalization stocks while retaining the flexibility to seek out promising mid-cap stock opportunities.

The portfolio team for the AmeriSen Large Cap Equity Fund applies a "top-down" approach to identify the sector and industries to invest in and a "bottom-up" approach in selecting investments. Beginning with a "top down" analysis, the portfolio team begins with a division of the companies in Standard & Poor's ("S&P's") 500 Index (the "S&P 500") into industries or major sectors of the economy and an analysis of what portion of the index is represented by the respective industries; and with an analysis of the economy in general, interest rates, corporate profit growth and equity valuations. With such data, a determination is made as to which industries should be over-weighted or under-weighted in the AmeriSen Large Cap Equity Fund. Once the industry weighting is determined, specific stocks are selected with what could be called "bottom up" approach. The portfolio team tracks approximately 800 companies on an ongoing basis and generally limit their stock selection to these companies. The companies are rated after an analysis of data such as industry outlook, growth prospects, financial strength, risks, valuation, management and management strategy. Stocks of companies expected to outperform the market on a risk-adjusted basis over the next year are selected for the Fund.

AmeriSen Funds(TM)- Prospectus                                      Page 1 of 44

PRINCIPAL RISKS

Please keep in mind that no Fund can guarantee that it will meet its objective and that, as with any investment, you can lose money by investing in the Fund. As with all equity funds, the share price can fall because of weakness in the market as a whole, weakness in a particular industry, or weakness in specific holdings. We believe the two main risks of investing in the Fund are market risk and management risk.

>> Market Risk: The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Small-cap and mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

>> Management Risk: The risk that a strategy used by a Fund's management may fail to produce the intended result.

AMERISEN U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the AmeriSen U.S. Government Fund is to increase the value of your investment over the long-term and to provide a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

PRINCIPAL STRATEGIES

The AmeriSen U.S.  Government  Fund invests  exclusively  in U.S.  Treasury debt securities, obligations of agencies and instrumentalities of the U.S. government, and repurchase agreements backed by U.S. government debt securities. U.S. government debt securities may be issued by the U.S. government or by an agency of the U.S. government, and include zero-coupon securities. The portfolio manager will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but there is no requirement that the portfolio manager will cause the portfolio to maintain a specified weighted average maturity.

AmeriSen Funds(TM)- Prospectus                                      Page 2 of 44

PRINCIPAL RISKS

As with any mutual fund investment, the returns a fund could have will vary and you could lose money. The total return, like stock and bond prices generally, will fluctuate within a wide range, so you could lose money over short or even long periods of time. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

>> INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Long-term securities are generally more sensitive to interest rate changes than short-term securities.

>> CREDIT RISK. The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

>> PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a fund may have to reinvest at a lower interest rate.

>> GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it's not required to by law.

>> MANAGEMENT RISK. This is the chance that the portfolio manager's security selection or strategy execution will cause the Fund to under perform compared to other funds with similar objectives.

>> BONDS. The market values of bonds decline over short or even long periods due to rising interest rates, the credit worthiness of the issuer, and terms of the bonds.

AMERISEN CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The investment objective of the AmeriSen Corporate Bond Fund is to increase the value of your investment over the long-term and to provide a high total return (interest plus or minus realized and unrealized capital appreciation and depreciation).

AmeriSen Funds(TM)- Prospectus                                      Page 3 of 44

PRINCIPAL STRATEGIES

The AmeriSen Corporate Bond Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Fund invests in fixed-income securities that, when purchased, are rated BBB+ or better by Standard & Poors or an equivalent rating from another rating service - that is, investment grade securities, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The primary criteria for selecting specific securities are the security's coupon rate and rating. There is no requirement that the portfolio manager cause the Fund to maintain a specified weighted average maturity. Instead, the portfolio manager evaluates trends in interest rates. When interest rates decline, the Fund will sell securities with short maturities and buy securities with longer maturities. Similarly, when interest rates are rising, the Fund will sell securities with longer maturities and buy securities with shorter maturities.

PRINCIPAL RISKS

As with any mutual fund investment, the returns a fund could have will vary and you could lose money. The total return, like stock and bond prices generally, will fluctuate within a wide range, so you could lose money over short or even long periods of time. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

>> INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Long-term securities are generally more sensitive to interest rate changes than short-term securities.

>> CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due.

>> PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a fund may have to reinvest at a lower interest rate.

>> MANAGEMENT RISK. This is the chance that the portfolio manager's security selection or strategy execution will cause the Fund to under perform compared to other funds with similar objectives.

AmeriSen Funds(TM)- Prospectus                                      Page 4 of 44

>> BONDS. The market values of bonds decline over short or even long periods due to rising interest rates, the credit worthiness of the issuer, and terms of the bonds.

AMERISEN MONEY MARKET FUND

INVESTMENT OBJECTIVE

The AmeriSen Money Market Fund seeks to obtain a high level of current income while maintaining a high degree of safety of principal and liquidity.

PRINCIPAL STRATEGIES

The AmeriSen Money Market Fund seeks to maintain a stable net asset value of $1 per share by investing in securities with maturities of 397 days or less, and by maintaining a dollar-weighted average maturity of 90-days or less. Each is measured in accordance with the rules of the Securities and Exchange Commission applicable to money market funds.

The AmeriSen Money Market Fund invests in U.S. Treasury debt securities, which are protected by the full faith and credit of the U.S. government, obligations of agencies and instrumentalities of the U.S. government repurchase agreements collateralized with such obligations, and short-tem corporate debt securities rated in the two highest catagories by nationally recognized rating services.

PRINCIPAL RISKS

The Fund is designed for investors who primarily seek current income.

o Income Risks. The Fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

o OtherRisks. The Fund is not intended to be a complete investment program, and there is no assurance that it's investment objectives can be achieved. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

AmeriSen Funds(TM)- Prospectus                                      Page 5 of 44

AMERISEN BALANCED 50 FUND
AMERISEN BALANCED 60 FUND
AMERISEN BALANCED 70 FUND

INVESTMENT OBJECTIVE

The investment objective of AmeriSen Balanced 50 Fund, AmeriSen Balanced 60 Fund, and AmeriSen Balanced 70 Fund is to increase the value of your investment over the long-term through capital appreciation and earned income.

PRINCIPAL STRATEGIES

The AmeriSen Balanced 50 Fund, AmeriSen Balanced 60 Fund, and AmeriSen Balanced 70 Fund provides you with an opportunity to participate in the stock market and the bond market at the same time. Each balanced fund is required to maintain the ratio of stocks to bonds as follows:

         Fund Name                    Equity %      Debt %
         ---------                    --------      ------
         AmeriSen Balanced 50 Fund    50%           50%
         AmeriSen Balanced 60 Fund    40%           60%
         AmeriSen Balanced 70 Fund    30%           70%

The portfolios are adjusted monthly to maintain these percentages. However, the portfolios will be adjusted earlier if the variance exceeds 5%.

With respect to the debt portion of the portfolio, the Funds seeks to maximize the current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Funds invest in fixed-income securities that, when purchased, are rated BBB+ or better by S&P or an equivalent rating from another rating service - that is, investment grade securities, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The primary criteria for selecting specific securities are the security's coupon rate and rating. There is no requirement that the portfolio manager cause the Funds to maintain a specified weighted average maturity. Instead, the portfolio manager evaluates trends in interest rates. When interest rates decline, the Fund's will sell securities with short maturities and buy securities with longer maturities. Similarly, when interest rates are rising, the Funds will sell securities with longer maturities and buy securities with shorter maturities.

AmeriSen Funds(TM)- Prospectus                                      Page 6 of 44

The portfolio team for the Funds applies a "top-down" approach to identify the sector and industries to invest in and a "bottom-up" approach in selecting investments. Beginning with a "top down" analysis, the portfolio team begins with a division of the companies in Standard & Poor's ("S&P's") 500 Index (the "S&P 500") into industries or major sectors of the economy and an analysis of what portion of the index is represented by the respective industries; and with an analysis of the economy in general, interest rates, corporate profit growth and equity valuations. With such data, a determination is made as to which industries should be over-weighted or under-weighted in the Funds. Once the industry weighting is determined, specific stocks are selected with what could be called "bottom up" approach. The portfolio team tracks approximately 800 companies on an ongoing basis and generally limit their stock selection to these companies. The companies are rated after an analysis of data such as industry outlook, growth prospects, financial strength, risks, valuation, management and management strategy. Stocks of companies expected to outperform the market on a risk-adjusted basis over the next year are selected for the Funds.

PRINCIPAL RISKS

As with any mutual fund investment, the returns a fund could have will vary and you could lose money. As with all Funds, the share price can fall because of weakness in the market as a whole, weakness in a particular industry, or weakness in specific holdings. This section describes what we think are the most significant factors that can cause the balanced funds performance to suffer.

>> INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Long-term securities are generally more sensitive to interest rate changes than short-term securities.

>> CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due.

>> PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a fund may have to reinvest at a lower interest rate.

>> GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it's not required to by law.

AmeriSen Funds(TM)- Prospectus                                      Page 7 of 44

>> MANAGEMENT RISK. This is the chance that the portfolio team's security selection or strategy execution will cause the Funds to under perform compared to other funds with similar objectives.

>> BONDS. The market values of bonds decline over short or even long periods due to rising interest rates, the credit worthiness of the issuer, and terms of the bonds.

>> MARKET RISK. The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Small-cap and mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

>> STRUCTURE RISK. Adjusting a balanced fund's portfolio may be required at a time when the market conditions are not favorable.

                          HOW THE FUNDS HAVE PERFORMED

The  Funds   commenced   operations  on   ______________________,   2001.  As  a
consequence, the Funds have not accumulated a performance history.

                FEES AND EXPENSES/COST OF INVESTING IN THE FUNDS

Investors may be charged a separate fee if they effect transactions through a broker or agent on transactions in the Funds. The following table describes the expenses and fees that you may pay if you buy and hold shares of any of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)**

          Maximum Sales Charge (Load) Imposed on Purchases:        None
          Maximum Deferred Sales Charge (Load)                     None
          Accounting Closing Fee (does not apply to exchanges)      $10
          Exchange Fee                                             None

AmeriSen Funds(TM)- Prospectus                                      Page 8 of 44

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                             TOTAL
                                                             ANNUAL
                                 DISTRIBUTION                 FUND     EXPENSE
                     MANAGEMENT   FEES (12B-1    OTHER     OPERATING  REIMBURSE-    NET
                        FEES        FEES)(3)   EXPENSES(1)  EXPENSES    MENT(2)   EXPENSES

Money Market Fund       0.35%         ---%        4.10%       0.95%     -3.50%      0.95%

AMERISEN FUNDS(TM) RETAIL
U.S. Government Fund    0.60%        0.25%        4.10%       4.95%     -2.45%      2.50%
Corporate Bond Fund     0.60%        0.25%        4.10%       4.95%     -2.45%      2.50%
Large Cap Equity Fund   0.80%        0.25%        4.10%       5.15%     -2.65%      2.50%
Balanced 50 Fund        0.70%        0.25%        4.10%       5.05%     -2.55%      2.50%
Balanced 60 Fund        0.70%        0.25%        4.10%       5.05%     -2.55%      2.50%
Balanced 70 Fund        0.70%        0.25%        4.10%       5.05%     -2.55%      2.50%

AMERISEN FUNDS(TM) INSTITUTIONAL

U.S. Government Fund    0.60%         --          4.10%       4.70%     -2.20%      2.50%
Corporate Bond Fund     0.60%         --          4.10%       4.70%     -2.20%      2.50%
Large Cap Equity Fund   0.80%         --          4.10%       4.90%     -2.40%      2.50%
Balanced 50 Fund        0.70%         --          4.10%       4.80%     -2.30%      2.50%
Balanced 60 Fund        0.70%         --          4.10%       4.80%     -2.30%      2.50%
Balanced 70 Fund        0.70%         --          4.10%       4.80%     -2.30%      2.50%

     (1) "Other Expenses" are based on estimated amounts for the current fiscal year.

     (2) Pauze, Swanson & Associates Investment Advisors, Inc. (the "Advisor") has entered into an agreement with AmeriSen Funds(TM) (the "Trust") concerning the Funds' expenses. The Advisor has agreed to reimburse the Funds for all organizational expenses. In addition, effective April 1, 2001 through March 31, 2002, the Advisor has agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs during that period, but only to the extent necessary to maintain total annual operating expenses at 2.50% (0.95% for the money market fund) of the average daily net assets of the institutional class of shares and the retail class of shares for that period. AmeriSen Funds(TM) agreed that any organizational and operating expenses of the Funds reimbursed by the Advisor pursuant to the agreement shall be repaid to the Advisor by the respective Fund in the first, second, and third fiscal years, beginning with the fiscal year beginning April 1, 2001, if the total expenses of each Fund, for each such year or years, after giving effect to the repayment, do not exceed 2.50% (0.95% for

AmeriSen Funds(TM)- Prospectus                                      Page 9 of 44
     the money market fund) respectively, of the average daily net assets. It was also provided that the agreements to limit operating expenses may be extended from year to year upon notice from the Advisor and acceptance by the Trust.

     (3) Each Fund except for the money market fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution and shareholder service fees for the sale and distribution of its shares out of assets attributable to the retail class of shares. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a fund for the time periods indicated and then you redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% annual total return, reinvested dividends and distributions, and sale of all shares at the end of each time period and the funds operating expenses remained the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

                                        IF YOU LEFT        IF YOU STAYED
                                         THE FUND*:         IN THE FUND:
                                     1 YEAR    3 YEARS   1 YEAR    3 YEARS

    AmeriSen Money Market Fund        $107      $313       $97       $303

    AMERISEN FUNDS(TM) RETAIL

    AmeriSen Corporate Bond Fund      $263      $789      $253       $779
    AmeriSen Large Cap Equity Fund    $263      $789      $253       $779
    AmeriSen Balanced 50 Fund         $263      $789      $253       $779
    AmeriSen Balanced 60 Fund         $263      $789      $253       $779
    AmeriSen Balanced 70 Fund         $263      $789      $253       $779

AmeriSen Funds(TM)- Prospectus                                     Page 10 of 44

                                       IF YOU LEFT         IF YOU STAYED
                                        THE FUND*:          IN THE FUND:
    AMERISEN FUNDS(TM)              1 YEAR    3 YEARS    1 YEAR    3 YEARS
    INSTITUTIONAL
    AmeriSen U.S. Government Fund    $238       $713      $228      $703
    AmeriSen Corporate Bond Fund     $238       $713      $228      $703
    AmeriSen Large Cap Equity Fund   $238       $713      $228      $703
    AmeriSen Balanced 50 Fund        $238       $713      $228      $703
    AmeriSen Balanced 60 Fund        $238       $713      $228      $703
    AmeriSen Balanced 70 Fund        $238       $713      $228      $703

     * An account closing fee is charged to shareholders closing their account with the Fund and not reinvesting the monies in another AmeirSen Fund(TM) account.

The amount of distribution and service fees varies among the classes offered by the Funds. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Funds. By purchasing a class of shares subject to higher distribution and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The net income attributable to a class of shares will be reduced by the amount of the distribution fees and other expenses of the Fund associated with such class of shares.

                       WHO IS RESPONSIBLE FOR YOUR FUND ACCOUNT

A number of entities provide services to the Funds. This section shows how the Funds are organized, the entities that perform these services, and how these entities are compensated. Additional information on the organization of the Funds is provided in the Statement of Additional Information. For information on how to receive this document, see the back cover of this prospectus.

INVESTMENT ADVISER

Pauze Swanson Capital Management Co.(TM), 14340 Torrey Chase Boulevard, Suite 170, Houston, Texas 77014, is the Advisor for the Funds. The Advisor is a Texas corporation registered with the Securities and Exchange Commission as an investment adviser in December 1993. Mr. Philip C. Pauze is President and controlling shareholder of Pauze Group, Inc. parent company of the Advisor and Chairman of the Advisor's Board of Directors. He is President of AmeriSen Funds(TM) and another

AmeriSen Funds(TM)- Prospectus                                     Page 11 of 44
fund group managed by Advisor, Pauze Funds. Mr. Philip C. Pauze is responsible for the overall management of the Funds' affairs. The Advisor has managed the debt and equity portfolios of Pauze Funds since January 1994.

Mr. Stephen P. Pauze, President of the Advisor, manages the debt portfolios for AmeriSen Funds(TM). From October 1998 to February 2001, he was Vice President of the Advisor. He has been responsible for matters related to the day-to-day management of the Pauze Funds - Intermediate Term Fund's portfolio. He is a
Trustee of AmeriSen Funds(TM). Mr. Stephen Pauze has a degree in Financial Planning and served as broker-dealer wholesaler and an account executive for the Advisor in the Mid-Central and Southeast Regions of the United States from June 1997 to October 1998. From April 1996 to June 1997, Mr. Stephen Pauze was a supervisor at Roadway Express, Inc., a trucking and cargo shipping company, where he monitored outgoing cargo and supervised employees.

The Advisor furnishes an investment program for the Funds, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Funds.

For these services, the Advisor will receive a fee for the fiscal year as a percentage of net assets, as follows:

                                           FEE AS A % OF NET
         NAME OF FUND                            ASSETS
         AmeriSen U.S. Government Fund           0.60%
         AmeriSen Corporate Bond Fund            0.60%
         AmeriSen Large Cap Equity Fund          0.80%
         AmeriSen Money Market Fund              0.35%
         AmeriSen Balanced 50 Fund               0.70%
         AmeriSen Balanced 60 Fund               0.70%
         AmeriSen Balanced 70 Fund               0.70%

SUB-ADVISER

Argent Capital Management, Inc., 1609 Stubbs Avenue, Monroe, Louisiana 71201, has been approved to provide investment advisory services to the Funds as soon as it becomes registered with the Securities and Exchange Commission. As Sub-Advisor it has agreed to manage the Trust's equity portfolios. The Sub-Advisor was organized on March 1, 1996. It is a wholly owned subsidiary of National Independent Trust Company (formerly The Trust Company of Louisiana). The Sub-Advisor manages over $400 million; however, this will be its first opportunity to manage a mutual fund.

AmeriSen Funds(TM)- Prospectus                                     Page 12 of 44

Messrs. Dean S. Mailhes, CFA and M. Vaughn Antley manage the equity portfolios for AmeriSen Funds(TM). They are President and Vice-President of the Sub-Advisor, respectively. Mr. Mailhes has been an investment manager with the Sub-Advisor or its parent since February 1995. Mr. Antley has been with the firm since July 1997 and prior thereto he was a commercial loan officer with Deposit Guaranty National Bank.

The Trust does not have a separate obligation to pay the Sub-Advisor's fees. The Sub-Advisor's fees are paid by the Advisor. The Sub-Advisory Agreement provides that the Sub-Advisor is to receive a fee based on the equity securities portion of the portfolios and that the fee is a percent of the fee paid to the Advisor as follows:

          AmeriSen Large Cap Equity Fund      87.5% of 0.80%
          AmeriSen Balanced 50 Fund           50.0% of 0.70%
          AmeriSen Balanced 60 Fund           40.0% of 0.70%
          AmeriSen Balanced 70 Fund           30.0% of 0.70%

TRANSFER AGENT, FUND ACCOUNTING, AND ADMINISTRATOR

Fund Services, Inc. dba Champion Fund Services(TM) (the "Transfer Agent" or "FSI"), 14340 Torrey Chase Boulevard, Suite 170, Houston, Texas 77014, is under common ownership and control with the Advisor. It acts as the Funds' transfer agent and, in that capacity, maintains the records for each shareholder account, answers shareholders' questions, inquiries concerning the accounts, processes shareholder purchases and redemption, acts as dividend and distribution disbursing agent and performs other shareholder services functions. For its services the Funds' transfer agent receives an annual base fee of $250,000, plus $18 per open shareholder account, plus $1 per shareholder account with 12b-1 fees, and plus $1 per account in non-annual dividend funds.

In its capacity as Fund administrator, FSI provides the Funds with certain monthly reports, record-keeping and other management related services. The Administration Agreement provides for the Trust to pay the Administrator an annual fee of $325,000, plus an annual asset based fee of 0.08% on the second $100 million of assets, 0.06% on the next $300 million, 0.04% on the next $500 million and 0.02% on assets over $1 billion, which is allocated among all of the Funds of the Trust pro rata based on their respective net assets.

FSI also provides fund accounting services to the Funds, including maintaining the Funds' books and records and calculating the daily net asset value. Under the Accounting Services Agreement the Trust will pay FSI an annual fee of $245,000, plus an annual asset based fee of 0.08% on the second $100 million of assets, 0.06% on the next $300 million, 0.04% on the next $500 million and 0.02% on assets over $1 billion.

AmeriSen Funds(TM)- Prospectus                                     Page 13 of 44

DISTRIBUTOR

B.C. Ziegler and Company, located at 215 North Main Street, West Bend, Wisconsin 53095, is the distributor for shares of the Funds. B.C. Ziegler and Company is a distributor for a number of investment companies around the country. It acts as principal for sale of shares of the Funds in the various states and coordinates marketing materials. Principals of the Advisor are associated persons of B.C. Ziegler and Company.

CUSTODIAN

Assets of the Funds are held by Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, as custodian.

BOARD OF TRUSTEES

The AmeriSen Funds(TM) Board of Trustees (the "Board") has general supervisory responsibilities of the Funds. The Board monitors and supervises the performance of the Advisor and other service providers, monitors the Funds business and investment activities, and determines whether or not to renew agreements with service providers.

                             HOW WE MANAGE THE FUNDS

This section takes a closer look at the Funds investment objectives and the strategies to help achieve them. In addition, it provides further detail on the important risks faced by investors in a fund.

AMERISEN LARGE CAP EQUITY FUND

INVESTMENT OBJECTIVE

The investment objective of the AmeriSen Large Cap Equity Fund is to increase the value of your investment over the long-term through capital appreciation and earned income.

PRINCIPAL STRATEGIES OF THE AMERISEN LARGE CAP EQUITY FUND

The AmeriSen Large Cap Equity Fund normally invests at least 80% of its total assets in a broadly diversified portfolio of common stocks issued by large domestic companies with a market

AmeriSen Funds(TM)- Prospectus                                     Page 14 of 44
capitalization  of  at  least  $10  billion.   The  Fund  invests  primarily  in
large-capitalization stocks while retaining the flexibility to seek out promising mid-cap stock opportunities.

The portfolio team for the AmeriSen Large Capital Equity Fund applies a "top-down" approach to identify the sector and industries to invest in and a "bottom-up" approach in selecting investments. Beginning with a "top down" analysis, the portfolio team begins with a division of the companies in Standard & Poor's ("S&P's") 500 Index (the "S&P 500") into industries or major sectors of the economy and an analysis of what portion of the index is represented by the respective industries; and with an analysis of the economy in general, interest rates, corporate profit growth and equity valuations. With such data, a determination is made as to which industries should be over-weighted or under-weighted in the AmeriSen Large Cap Equity Fund. Once the industry weighting is determined, specific stocks are selected with what could be called "bottom up" approach. The portfolio team tracks approximately 800 companies on an ongoing basis and generally limit their stock selection to these companies. The companies are rated after an analysis of data such as industry outlook, growth prospects, financial strength, risks, valuation, management and management strategy. Stocks of companies expected to outperform the market on a risk-adjusted basis over the next year are selected for the Fund.

PRINCIPAL RISKS OF THE AMERISEN LARGE CAP EQUITY FUND

Please keep in mind that no fund can guarantee that it will meet its objective and that, as with any investment, you can lose money by investing in the Fund. As with all equity funds, the share price can fall because of weakness in the market as a whole, weakness in a particular industry, or weakness in specific holdings. The Fund's investments in value stocks carry the risks that the market will not recognize a stock's intrinsic value for a long time, or that a stock believed to be undervalued may actually be appropriately priced. We believe the two main risks of investing in the Funds are market risk and management risk.

>> Market Risk: The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Small-cap and mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

>> Management Risk: The risk that a strategy used by a fund's management may fail to produce the intended result.

AmeriSen Funds(TM)- Prospectus                                     Page 15 of 44

AMERISEN U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE

The investment objective of the AmeriSen U.S. Government Fund is to increase the value of your investment over the long-term and to provide a high total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) consistent with preservation of capital and liquidity.

PRINCIPAL STRATEGIES OF THE AMERISEN U.S. GOVERNMENT FUND

The AmeriSen U.S. Government Fund invests exclusively in U. S. Treasury debt securities, obligations of agencies and instrumentalities of the U.S. government, and repurchase agreements backed by U.S. government debt securities. U.S. government debt securities may be issued by the U. S. government or by an agency of the U. S. government, and include zero-coupon securities. The Advisor will restructure the average duration of the Fund's portfolio to take advantage of anticipated changes in interest rates, but there is no requirement that the portfolio manager cause the portfolio to maintain a specified weighted average maturity.

PRINCIPAL RISKS OF THE AMERISEN U.S. GOVERNMENT FUND

As with any mutual fund investment, the returns a fund could have will vary and you could lose money. The total return, like stock and bond prices generally, will fluctuate within a wide range, so you could lose money over short or even long periods of time. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

>> INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Long-term securities are generally more sensitive to interest rate changes than short-term securities. Because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration, the share price will be volatile. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of U.S. government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities.

>> CREDIT RISK. The issuer of the fixed income security (U.S. government agencies) may not be able to make interest and principal payments when due.

>>   PREPAYMENT RISK. During periods of declining interest rates,  prepayment of
     loans  underlying   mortgage-backed  and  asset-backed  securities  usually
     accelerates. Prepayment

AmeriSen Funds(TM)- Prospectus                                     Page 16 of 44
     may shorten the effective maturities of these securities and a fund may have to reinvest at a lower interest rate.

>> GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it's not required to by law. If a U.S. government agency or instrumentality in which the Fund invests defaults, and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall. The U.S. government's guarantee of ultimate payment of principal and timely payment of interest of the U.S. government securities owned by a fund does not imply that the Fund shares are guaranteed or that the price of the Fund shares will not fluctuate.

>> MANAGEMENT RISK. This is the chance that the portfolio manager's security selection or strategy execution will cause the Fund to under perform compared to other funds with similar objectives. The Fund's success at achieving its investment objective is dependent upon the Fund's portfolio manager's correctly forecasting future changes in interest rates. However, there is no assurance that the portfolio manager will successfully forecast interest rates and, if its forecasts are wrong, a fund may suffer a loss of principal or fail to fully participate in capital appreciation and a fund may not have a yield as high as it might have otherwise.

>> BONDS. The market values of bonds decline over short or even long periods due to rising interest rates, the credit worthiness of the issuer, and terms of the bonds.

AMERISEN CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The investment objective of the AmeriSen Corporate Bond Fund is to increase the value of your investment over the long-term and to provide a high total return (interest plus or minus realized and unrealized capital appreciation and depreciation).

AmeriSen Funds(TM)- Prospectus                                     Page 17 of 44

PRINCIPAL STRATEGIES OF THE AMERISEN CORPORATE BOND FUND

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Fund invests in fixed-income securities that, when purchased, are rated BBB+ or better by Standard & Poors or an equivalent rating from another rating service, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The primary criteria for selecting specific securities are the security's coupon rate and rating. There is no requirement that the portfolio manager cause the Fund to maintain a specified weighted average maturity. Instead, the portfolio manager evaluates trends in interest rates. When interest rates decline, the Fund will sell securities with longer maturities. Similarly, when interest rates are rising, the Fund will sell securities with longer maturities and buy securities with shorter maturities.

The fixed-income securities in which the fund may invest include:

     o    bonds, debentures and notes
     o    mortgage-related securities, including CMOs
     o    asset-backed securities
     o    convertible   debt   obligations,   preferred  stock  and  convertible
          preferred stock
     o    municipal obligations and zero coupon bonds
     o    money market instruments

UNDERSTANDING QUALITY RATINGS

Bond ratings are based on the issuer's ability to pay interest and repay the principal. Bonds with ratings above the line are considered "investment grade," while those with ratings below the line are regarded as "non-investment grade."

               MOODY'S          S&P       MEANING
                 Aaa            AAA       Highest Quality
                  Aa             AA       High Quality
                  A              A        Above-Average Quality
                                BBB+
            -----------------------------------------------------
                 Baa            BBB       Average Quality
                  Ba             BB       Below-Average Quality
                  B              B        Marginal Quality

AmeriSen Funds(TM)- Prospectus                                     Page 18 of 44

                 Caa            CCC       Poor Quality
                  Ca             CC       Highly Speculative
                  C              C        Lowest Quality
                  --             D        In Default

PRINCIPAL RISKS OF THE AMERISEN CORPORATE BOND FUND

As with any mutual fund investment, the returns a fund could have will vary and you could lose money. The total return, like stock and bond prices generally, will fluctuate within a wide range, so you could lose money over short or even long periods of time. This section describes what we think are the most significant factors that can cause the Fund's performance to suffer.

>> INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Long-term securities are generally more sensitive to interest rate changes than short-term securities. Because a portfolio with a longer duration is impacted by interest rate changes more than one with a shorter duration, the share price will be volatile. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of U.S. government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities.

>> CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due.

>> PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a fund may have to reinvest at a lower interest rate.

>> MANAGEMENT RISK. This is the chance that the portfolio manager's security selection or strategy execution will cause the Fund to under perform compared to other funds with similar objectives. The Fund's success at achieving its investment objective is dependent upon the Fund's portfolio manager correctly forecasting future changes in interest rates. However, there is no assurance that the portfolio manager will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation and the Fund may not have a yield as high as it might have otherwise.

>> BONDS. The market values of bonds decline over short or even long periods due to rising interest rates, the credit worthiness of the issuer, and terms of the bonds.

AmeriSen Funds(TM)- Prospectus                                     Page 19 of 44

AMERISEN MONEY MARKET FUND

INVESTMENT OBJECTIVE

The AmeriSen Money Market Fund seeks to obtain a high level of current income while maintaining a high degree of safety of principal and liquidity.

PRINCIPAL STRATEGIES OF THE AMERISEN MONEY MARKET FUND

The AmeriSen Money Market Fund seeks to maintain a stable net asset value of $1 per share by investing in securities with maturities of 397 days or less, and by maintaining a dollar-weighted average maturity of 90-days or less. Each is measured in accordance with the rules of the Securities and Exchange Commission applicable to money market funds.

The AmeriSen Money Market Fund invests in U.S. Treasury debt securities, which are protected by the full faith and credit of the U.S. government, obligations of agencies and instrumentalities of the U.S. government, repurchase agreements collateralized with such obligations, and short-term corporate debt securities rated in the two highest categories by Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff'), or a similar service.

When lending securities, cash received by a fund as collateral may be invested in instruments in which the Fund would normally invest.

UNDERSTANDING QUALITY RATINGS

Commercial paper ratings are based on the issuer's ability to pay interest and repay principal. The two highest commercial paper rating categories assigned by S&P, Moody's, Fitch, and Duff are as follows.

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

AmeriSen Funds(TM)- Prospectus                                     Page 20 of 44

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

PRINCIPAL RISKS OF THE AMERISEN MONEY MARKET FUND

The Fund is designed for investors who primarily seek current income.

o Income Risks. The Fund is subject to income risk, which is the risk that a fund's dividends (income) will decline due to falling interest rates.

o Other Risks. The Fund is not intended to be a complete investment program, and there is no assurance that it's investment objectives can be achieved. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

AmeriSen Funds(TM)- Prospectus                                     Page 21 of 44

AMERISEN BALANCED 50 FUND
AMERISEN BALANCED 60 FUND
AMERISEN BALANCED 70 FUND

INVESTMENT OBJECTIVE

The investment objective of AmeriSen Balanced 50 Fund, AmeriSen Balanced 60 Fund, and AmeriSen Balanced 70 Fund is to increase the value of your investment over the long-term through capital appreciation and earned income.

PRINCIPAL STRATEGIES

The AmeriSen Balanced 50 Fund, AmeriSen Balanced 60 Fund, and AmeriSen Balanced 70 Fund provide you with an opportunity to participate in the stock market and the bond market at the same time. Each balanced fund is required to maintain the ratio of stocks to bonds as follows:

         Fund Name                    Equity %      Debt %
         ---------                    --------      ------
         AmeriSen Balanced 50 Fund    50%           50%
         AmeriSen Balanced 60 Fund    40%           60%
         AmeriSen Balanced 70 Fund    30%           70%

The portfolios are adjusted monthly to maintain these percentages. However, the portfolios will be adjusted eariler if the variance exceeds 5%. For example, if the stock market goes up and the equity portion of the portfolio becomes 6% more than the stated percentages, stocks will be sold and more bonds will be purchased to bring the percentages back to required levels.

With respect to the debt portion of the portfolio, the Funds seeks to maximize the current income to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the Funds invest in fixed-income securities that, when purchased, are rated BBB+ or better by S&P or an equivalent rating from another rating service - that is, investment grade securities, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

The primary criteria for selecting specific securities are the security's coupon rate and rating. There is no requirement that the portfolio manager cause the Funds to maintain a specified weighted average maturity. Instead, the portfolio manager evaluates trends in interest rates. When interest rates decline, the Fund's will sell securities with short maturities and buy securities with longer maturities. Similarly, when interest rates are rising, the Funds will sell securities with longer maturities and buy securities with shorter maturities.

AmeriSen Funds(TM)- Prospectus                                     Page 22 of 44

The equity portion of the portfolio normally invests at least 80% of its total assets in a broadly diversified portfolio of common stocks issued by large domestic companies with a market capitalization of at least $10 billion. The Funds invests primarily in large-capitalization stocks while retaining the flexibility to seek out promising mid-cap stock opportunities.

The portfolio team for the Funds applies a "top-down" approach to identify the sector and industries to invest in and a "bottom-up" approach in selecting investments. Beginning with a "top down" analysis, the portfolio team begins with a division of the companies in the S&P's 500 into industries or major sectors of the economy and an analysis of what portion of the index is represented by the respective industries; and with an analysis of the economy in general, interest rates, corporate profit growth and equity valuations. With such data, a determination is made as to which industries should be over-weighted or under-weighted in the Funds. Once the industry weighting is determined, specific stocks are selected with what could be called "bottom up" approach. The portfolio team tracks approximately 800 companies on an ongoing basis and generally limit their stock selection to these companies. The companies are rated after an analysis of data such as industry outlook, growth prospects, financial strength, risks, valuation, management and management strategy. Stocks of companies expected to outperform the market on a risk-adjusted basis over the next year are selected for the Funds.

PRINCIPAL RISKS OF THE AMERISEN BALANCED 50 FUND, AMERISEN BALANCED 60 FUND, AND AMERISEN BALANCED 70 FUND

As with any mutual fund investment, the returns a fund could have will vary and you could lose money. As with all Funds, the share price can fall because of weakness in the market as a whole, weakness in a particular industry, or weakness in specific holdings. This section describes what we think are the most significant factors that can cause the balanced funds performance to suffer.

>> INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. Long-term securities are generally more sensitive to interest rate changes than short-term securities.

>> CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due.

>> PREPAYMENT RISK. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities and a fund may have to reinvest at a lower interest rate.

AmeriSen Funds(TM)- Prospectus                                     Page 23 of 44

>> GOVERNMENT RISK. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it's not required to by law.

>> MANAGEMENT RISK. This is the chance that the portfolio team's security selection or strategy execution will cause the Funds to under perform compared to other funds with similar objectives.

>> BONDS. The market values of bonds decline over short or even long periods due to rising interest rates, the credit worthiness of the issuer, and terms of the bonds.

>> MARKET RISK. The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was worth at an earlier time. Small-cap and mid-cap stocks are more vulnerable to these fluctuations than large cap stocks. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

>> STRUCTURE RISK. Adjusting a balanced fund's portfolio may be required at a time when the market conditions are not favorable. For example, if market prices of stocks are increasing, the balanced funds could be required to sell the stocks before full market appreciation is achieved in order to maintain the required ratio between stocks and bonds.

                            ADDITIONAL CONSIDERATIONS

NOT TAX MANAGED

While a Fund's investment objective is to seek long-term capital appreciation, the Fund do not necessarily purchase or hold individual securities to qualify for long-term capital gains treatment. In determining when to sell a security, the Advisor may consider a variety of factors other than the holding period, including but not limited to financial market conditions, corporate developments, other investment opportunities, and Fund redemptions.

BORROWING

The Funds can only borrow money under the following conditions: (i) borrow not in excess of 33 1/3% of its total assets from banks as a temporary measure for extraordinary purposes, and (ii) engage in transactions involving stock options and futures contracts and related options where the broker-dealer or futures merchant extends credit.

AmeriSen Funds(TM)- Prospectus                                     Page 24 of 44

                            DISTRIBUTION (12B-1) FEES

Each Fund, except the money market fund, has adopted of a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). The Plans distinguish between the retail and institutional classes of shares. From assets attributable to the retail class of shares, the Funds will accrue monies to pay distribution and/or service fees to broker-dealers and other service providers daily at a rate based on a percentage of assets for each class of shares, computed separately, in order to:

     (a) make payments to the Fund's Distributor and to securities dealers and others in respect of the sale of shares of the respective class of the Fund;

     (b) pay compensation to and expenses of personnel (including personnel of organizations with which the Funds have entered into agreements related to the Plans) who engage in or support distribution of shares of Funds or who render shareholder support services not otherwise provided by the Fund's transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Funds, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Fund, and providing such other shareholder services as the Fund may reasonably request;

     (c) form and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

     (d) prepare, print and distribute sales literature;

     (e) prepare, print and distribute prospectuses and statements of additional information and reports of the Funds for recipients other than existing shareholders of the Funds;

     (f) obtain information, analyses and reports with respect to marketing and promotional activities as the Funds may, from time to time, deem advisable.

Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of it's shares, including personal services provided

AmeriSen Funds(TM)- Prospectus                                     Page 25 of 44
to prospective and existing Fund shareholders, provided the total amount expended pursuant to the Plans do not exceed 0.25% of net assets on an annual basis.

Because distribution related fees with respect to the retail class of shares are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              HOW SHARES ARE VALUED

The share price (also called "net asset value" or "NAV") is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. A separate NAV is computed for each class of shares. Requests to purchase, exchange and sell shares are processed at the NAV next calculated after your order is received in proper form.

                 HOW THE SECURITIES IN THE PORTFOLIO ARE VALUED

The assets of the Funds are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

o Securities that trade on an organized exchange are valued at the last published sales price on the exchange. If no sales are recorded, the securities are valued at the average of the closing bid and asked prices on the exchange.
o Over-the-counter securities are valued at the average of closing bid and asked prices.
o Debt securities maturing in 60-days or less are usually valued at amortized cost.
o    Long-term debt securities may be valued by an independent pricing service.
o Securities with unavailable market quotations and other assets are valued at "fair value"--which is determined or directed by the Board of Trustees.

AmeriSen Funds(TM)- Prospectus                                     Page 26 of 44

                                    DIVIDENDS

As a shareholder of the Funds, you are entitled to your share of a Fund's distributed net income and any net gains realized on its investments.

The Funds intend to distribute substantially all of its net investment income as dividends to its shareholders at the end of each month. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. A fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. The Funds intend to distribute substantially all of their net realized long-term capital gains, if any, at the end of the calendar year as capital gain distributions.

Before dividends are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. If you reinvest the distribution, the total value of your account will not change. The per share dividends on the retail class of shares may be lower than the per share dividends on the institutional class of shares as a result of the distribution fees applicable to such classes of shares.

Dividends and distributions are automatically reinvested in additional shares on payment dates at the ex-dividend net asset value, unless cash payments are requested on the account application or in writing to the Transfer Agent. All shareholders on the record date are entitled to the dividend.

If your distribution check is issued and returned as undeliverable, or not cashed after 180-days, your check will be invested into your account at the then-current net asset value and make future distributions in the form of additional shares.

                                      TAXES

Investment earnings (dividends and capital gains) are taxable in the year in which they were declared, not paid (whether they are received in cash or reinvested in shares) and are distributed to shareholders. Any dividends and capital gain you receive are taxable. So are your gains and losses you receive when you sell your shares as in any mutual fund. If you buy shares shortly before or on the "record date", you could receive a portion of the money invested as a taxable distribution. You will be sent timely information for your tax filing needs. We recommend that you consult with a tax adviser about any possible tax consequences on your account.

AmeriSen Funds(TM)- Prospectus                                     Page 27 of 44

                                HOW TO BUY SHARES

Shares of the Funds are sold every day the New York Stock Exchange is open for business, at the Fund's net asset value per share next calculated after the Fund's transfer agent receives the purchase order in proper form:

o    a completed and signed application, and
o    monies for the full amount (see Minimum Investment)

The Funds reserve the right to reject any purchase request. In addition, you can only purchase shares in a Fund that has received proper authorization from the state in which you reside.

The Funds offers shares on a no-load basis. Shares of classes are designated as retail shares and institutional shares for all Funds, except the money market fund, which has only one class of shares. By offering two classes of shares, the Funds permit each investor to choose the class of shares that is most beneficial given the amount to be invested. If you invest $500,000 or more in AmeriSen Funds(TM) (which amount may be placed in one or more of the Funds), you will be issued institutional shares. Shareholders with account balances that become equal to or greater than $500,000 may exchange retail shares for institutional shares. (See How To Exchange Shares). The net asset value per share of the retail shares and institutional shares are generally expected to be substantially the same. In certain circumstances, however, the per share net asset value of the classes of shares may differ from one another, reflecting the daily expense accruals of the higher distribution fees and the differential in the dividends that may be paid on each class of shares.

Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights except that the retail shares are subject to the distribution fees under the Rule 12b-1 plan.

All purchase requests must indicate the type of shares, specific class of shares, you wish to buy. Cash is not accepted.

MINIMUM INVESTMENT

Each  account  has  a  minimum  initial  investment  of  $1,000.00  and  minimum
subsequent   investment  of  $50.00.   For  persons  enrolled  in  an  automatic
investment, plan the minimum amount per month is $30.00.

AmeriSen Funds(TM)- Prospectus                                     Page 28 of 44

If you are  purchasing  shares  of one or more of the  Funds  with an  aggregate purchase price equal to or greater than $500,000, you will be issued institutional class shares. If you are purchasing shares with an aggregate purchase price less than $500,000, you will be issued retail class shares.

OPENING AN ACCOUNT

You may open an account in any of the Funds by mail or bank wire as follows:

PURCHASES BY MAIL

To open a new account by mail:

1) Complete and sign the Account Application form which accompanies this Prospectus;
2)   Enclose a check payable to the Fund in which you wish to invest; and,
3) Mail the application and check to the Fund's Transfer Agent to the following address:

                             AmeriSen Funds(TM)
                             c/o Firstar Bank, N.A.
                             P.O. Box 641367
                             Cincinnati, OH  45264-1367

Third party checks used to purchase shares are not accepted and the Funds reserve the right to refuse to any second party checks. Any check returned unpaid after invested subjects you to an additional charge of $15 for that return. You are responsible for any loss incurred on your account as a result and to recover any such loss or charge, the Funds reserve the right, without further notice, to redeem shares already owned by any purchaser whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

AmeriSen Funds(TM)- Prospectus                                     Page 29 of 44

PURCHASES BY WIRE

To open a new account by wire, call the Transfer Agent at 1-800__________. A representative will assist you to obtain an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. To assure proper receipt, please be sure your bank included the Fund name and the account number that is assigned to it.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase. The Fund and the Funds' distributor are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

There are no wire fees charged by the Funds for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Funds on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

SUBSEQUENT PURCHASES

Once your account is opened, additional purchases of Fund shares may be made at any time in the minimum amounts of $50.00.

SUBSEQUENT PURCHASES BY MAIL

Follow the steps below to make subsequent investments in your account:

1) make the check payable to the Fund in which you wish to invest (also see Opening an Account - Purchases By Mail),
2) enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number, and
3)   mail the check to:

                             AmeriSen Funds(TM)
                             c/o Firstar Bank, N.A.
                             P.O. Box 641367
                             Cincinnati, OH  45264-1367

AmeriSen Funds(TM)- Prospectus                                     Page 30 of 44

SUBSEQUENT PURCHASES BY WIRE

Wire the funds as described above under "Opening an Account - Purchases By Wire". Shareholders need to call the Transfer Agent before wiring funds.

SUBSEQUENT PURCHASES BY TELEPHONE FOR INSTITUTIONAL INVESTORS

Once your account is open, Institutional Investors such as banks, trust companies, brokers, etc. may make investments by telephone; however, except investments in any retirement account administered by the Funds administrator or their agents. To receive that day's closing price:

1) Call the Transfer Agent to place the order. Orders called in before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time) will receive that days share price.
2) Place your order in an amount not more than twice the value of the existing account at the time the order is placed.
3) Pay for shares within three business days after the date of the transaction. Remember, if your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Funds), you will be responsible for any loss incurred by the Funds because of such cancellation.

Shortly after payment is received on your order, written confirmation with complete purchase information will be sent to you.

AUTOMATIC INVESTMENTS

Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing AmeriSen Funds(TM) to draw on your bank account. You can make automatic investments via direct deposits in an account from part or all recurring payments you receive from a corporation, the federal government, a bank, the Social Security Administration, and the like.

Automated Clearing House ("ACH") can be used as the electronic transfer of funds directly between an account with a financial institution and the Fund. Ask your bank whether it will honor debits through ACH or, if necessary, pre-authorized checks.

You may automatically invest as little as $30.00 a month, beginning within thirty (30) days after your account is opened. You may change the date or amount of your investment any time by written

AmeriSen Funds(TM)- Prospectus                                     Page 31 of 44
instruction received by the Funds at least fifteen business days before the change is to become effective.

                             HOW TO EXCHANGE SHARES

An exchange involves the simultaneous redemption (sale) of shares of one Fund and purchase of shares of another Fund at the respective closing net asset value. (See How to Buy Shares and How to Redeem Shares.) An Exchange is a taxable transaction. You may exchange some or all of your shares in another Fund within the AmeriSen Funds(TM) group if you furnished your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and you are exchanging between an account with like registration and tax identification number.

All exchanges are subject to the investment requirements as set forth in the prospectus for the Fund whose shares are being acquired. The exchange privilege may be modified or terminated at any time. AmeriSen Funds(TM) will advise shareholders 30-days before any such modification or termination.

In addition, a shareholder's exchange privilege may be curtailed to protect the Funds. For example, excessive short term trading, such as exchanging in and out a Fund several times a month, has an adverse impact on effective portfolio management as well as upon Fund expenses and it is not acceptable.

Presently, there is no fee charged to you to make an exchange. However, you will be notified if a Fund imposes a $5 charge that will be deducted from your account and paid to the Transfer Agent for administrative costs associated with handling exchanges.

As with any other redemption, if the shares were purchased by check, the redemption proceeds may be held until the purchase check has cleared which could take up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising this right.

EXCHANGE BY TELEPHONE

You can exchange your shares simply by calling the Transfer Agent at 1-800-__________, however, we will not be responsible for acting upon any instructions reasonably believed to be genuine. You will bear the risk of any loss if one is incurred. We will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of

AmeriSen Funds(TM)- Prospectus                                     Page 32 of 44
personal identification, providing written confirmation, and tape recording conversations); and if we do not employ reasonable procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

EXCHANGE BY MAIL

You may direct the Funds in writing to exchange your shares. You must sign the request of instructions exactly as the name appears on the registration. (Read How to Redeem Shares - Redemption Factors before writing.)

                              HOW TO REDEEM SHARES

Shares of a Fund may be redeemed by phone or in writing on any day on which the Fund computes its net asset value. Shares are redeemed at their net asset value next determined after the Transfer Agent receives the redemption request in proper form, which may be more or less than your cost.

To redeem shares in an IRA or similar retirement account, the redemption request must also accompany an IRS Form or its equivalent and must state a reason for the withdrawal as specified by the IRS. Contact a tax adviser regarding the redemption as the retirement account may be subject to withholding tax.

REDEMPTION FACTORS

Additional factors to consider with respect to redemptions are, for example, balance in an account, the type of account, and the requested withdrawal amount.

o SIGNATURE GUARANTEE - A signature guarantee is required for all redemptions of $50,000.00 or more, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record which includes bank wires. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent to determine whether a guarantor is eligible.

AmeriSen Funds(TM)- Prospectus                                     Page 33 of 44

o ACCOUNT BALANCE OF $100 OR LESS - On accounts other than active automatic investment plan, UGMA/UTMA, and retirement accounts, you could receive notification that you will need to increase your account balance within 90-days if it has a net value balance of $100 or less that is not due to market action. If you do not increase your account balance, your account could be redeemed without your consent at the end of the 90-days (without an account closing fee).

The account you are withdrawing from could sustain fees at the time of withdrawal. The fees are paid to the Transfer Agent which, in turn, reduces its fees to the Fund by a like amount, thereby reducing the Transfer Agent fees the Fund has to pay from Fund assets. The purpose of these fees is to have shareholders whose assets no longer help cover Fund expenses pay their share of the Transfer Agent expense to maintain account records and the submission of final tax reporting for their closed account. The type of fees you could incur are as follows:

o WIRE FEE - You will have to pay a wire fee of up to $20, from your redemption proceeds to the Fund, on any bank wire redemptions.

o ACCOUNT CLOSING FEE - You will have to pay an account closing fee of $10 from your redemption proceeds, if you redeem all shares, other than by exchange, from your account.

o SMALL ACCOUNTS FEE - You will have to pay $5 if your account falls, for any reason other than market fluctuations, below $100.00 at any time during a month. The fee will be deducted from your account the next business day. Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Fund's administrator or its agents or affiliates will not be subject to the fee for the small account charge.

o CUSTODIAL FEE - The custodian receives an annual charge of $15.00 for each retirement plan Fund account Firstar Bank, N.A. administers as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

o If a Fund incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

IMPORTANT INFORMATION - FUNDS RESERVE CERTAIN RIGHTS

o To hold redemption proceeds for up to seven days, or longer if permitted by the SEC.
o    To require a signature guarantee or any other documentation.

AmeriSen Funds(TM)- Prospectus                                     Page 34 of 44

o To freeze any account and suspend account services when notice is received that there is a dispute between registered or beneficial owners or there is reason to believe a fraudulent or illegal transaction has or may occur.

CHECK WRITING PRIVILEGE

A shareholder holding shares of the AmeriSen Money Market Fund may write checks against such accounts by completing the Authorization for Redemption by Check form and/or the appropriate section of the account application and returning the form and the account application to the Transfer Agent.

Once the form is properly completed, signed and returned, a supply of checks (redemption drafts) will be sent to the shareholder. Checks can be written to the order of any person in any amount of $250.00 or more.

When a check is presented to the custodian bank, Firstar Bank, N.A. (the "Bank"), for payment, full and fractional shares required to cover the amount of the check are redeemed from the shareholder's account by the Transfer Agent at the next determined net asset value per share. Any gain or loss realized on the redemption of shares is a taxable event.

Checks will not be honored for redemption of shares held less than 15 calendar days, unless such shares have been paid for by bank wire. If the amount of the check is returned unpaid for valid reasons or the amount of the check is greater than the proceeds of the shares held in the shareholder's account, the check will be returned and a charge of $25 will be deducted from the account or paid by the shareholder directly. A shareholder may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or by the Bank and neither shall incur any liability for such amendment or termination believed to be genuine or for returning or not paying on checks, which have not been accepted, for any reason. Retirement plans and accounts subject to backup withholding are not eligible for check writing privilege.

REDEMPTION BY MAIL

You may redeem shares by mailing your request to:

                      AmeriSen Funds(TM)
                      c/o Champion Fund Services(TM)
                      14340 Torrey Chase Blvd., Suite 170
                      Houston, TX 77014

AmeriSen Funds(TM)- Prospectus                                     Page 35 of 44

Written requests must state the shareholders name, the name of the Fund, the account number and the shares or dollar amount to be redeemed, and be signed exactly as the shares are registered. Additional documents may be required for redemption by corporations, partnerships, trusts or other entities.

REDEMPTIONS BY TELEPHONE

You may request a redemption by telephone. If you do not wish to have telephone redemptions on your account, decline that option on the account application. The telephone redemption requires:

o that the redemption proceeds be mailed to the address of record or wired to a pre-authorized bank account;
o    that the person can provide proper identification; and
o    that the proceeds do not exceed $15,000.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and the telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust or its affiliates, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the even of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If such case should occur, redemption requests should be mailed.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. Contact the Transfer Agent for more information.

RECEIVING REDEMPTION PAYMENTS

We normally make payment for shares redeemed within 48 hours after receipt by the Transfer Agent of a redemption request in proper form. A requested wire of redemption proceeds normally will be effected the following business day, but in no more than seven (7) business days, after receipt of the redemption request in proper form. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares are not available, and the

AmeriSen Funds(TM)- Prospectus                                     Page 36 of 44
shares may not be exchanged, until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

                              SHAREHOLDER SERVICES

Each time shares are purchased or redeemed, a statement will be mailed showing the details of the transaction and the number and value of shares owned after the transaction. Transactions made in brokerage sweep accounts will be detailed on a monthly brokerage statement.

Share certificates will not be issued.

Financial reports showing investments, income and expenses of the Fund are mailed to shareholders semi-annually. After the end of each year, shareholders may receive a statement of all their transactions for that year.

Fund shares are available through a number of plans and services to meet the special needs of certain investors, including:

     (1)  payroll deduction plans, including military allotments;
     (2)  custodial accounts for minors;
     (3)  a flexible, systematic withdrawal plan;
     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
          employer-adopted defined benefit and defined contribution plans; and,
     (5)  an automatic investment plan.

Application forms and brochures describing these plans, additional services and charges are available free of charge. Simply contact the Transfer Agent.

AmeriSen Funds(TM)- Prospectus                                     Page 37 of 44

[inside back cover]

                    NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you from the following sources:
(i) information we receive from you on applications or other forms; and (ii) information about your transactions with us.

Our policies prohibit disclosure of non-public personal information about its present or former individual shareholders to anyone, except as permitted or required by law and except as necessary for entities providing services to us, performing functions for us or maintaining records on our behalf, to perform the applicable function.

All services provided to you are through our service providers and all records containing your non-public personal information are maintained at our service providers. These entities include our transfer agent, administrative service provider and investment adviser. Contracts with these entities prohibit them from disclosing non-public personal information about you, require them to restrict access to the information to those employees who need to know that information, and, require them to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information. We restrict access to non-public personal information about you to the entities described above.

AmeriSen Funds(TM)- Prospectus                                     Page 38 of 44

[back cover page]

                                OTHER FUND INFORMATION
TYPES OF INFORMATION

If you would like more information about the AmeriSen Funds(TM), the following documents are available free upon request:

 ................................................................................
Annual/Semi-        Additional  information  about  investments  in the Funds is
annual Report       available   in  the   annual  and   semiannual   reports  to
to Shareholders     shareholders.  In these reports,  you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during the most recent fiscal year and performance results as of the Funds' latest semi-annual or annual fiscal year end.

 ................................................................................
SAI The Statement of Additional Information ("SAI") provides more detailed information about the Funds on policies and operation.
 ................................................................................

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

WHERE YOU CAN GET THIS INFORMATION

 ................................................................................
By Telephone        Call 1-800-________________ Monday through Friday, 8 a.m. to
                    5 p.m.  Central  Time.  You may also  call this  number  for shareholder inquires.
 ................................................................................
Via the Internet    Visit the  Securities  and Exchange  Commission  Web site at
                    "www.sec.gov".
 ................................................................................
From the            You  can  review  and  copy   information   about  the  Fund
Securities and      (including  the SAI) at the SEC's Public  Reference  Room in
Exchange            Washington,  D.C.  For hours of  operation,  call the SEC at
Commission          (202)  942-8090.   You  can  also  receive  copies  of  this
                    information,  for a fee,  by writing  the  Public  Reference
                    Section, Securities and Exchange Commission,  Washington, DC
                    20549-6009 or by writing an electronic request to the SEC at
                    "publicinfo@sec.gov".
 ................................................................................
By Mail             Specify the document you are  requesting  when writing to us at: AmeriSen Funds(TM), 14340 Torrey Chase Blvd., Suite 170,
                    Houston, Texas 77014
 ................................................................................

Investment Company Act
File No.: 811-10285

AmeriSen Funds(TM)- Prospectus                                     Page 39 of 44

                                     PART B
                         ------------------------------
                               AmeriSen Funds(TM)
                       Statement of Additional Information


AmeriSen Funds(TM)- Statement of Additional Information             Page 1 of 43

                       STATEMENT OF ADDITIONAL INFORMATION

                           ___________________ , 2001


                               AMERISEN FUNDS(TM)

--------------------------------------------------------------------------------
                          AmeriSen U.S. Government Fund
 ................................................................................
                         AmeriSen Large Cap Equity Fund
 ................................................................................
                          AmeriSen Corporate Bond Fund
 ................................................................................
                           AmeriSen Money Market Fund
 ................................................................................
                            AmeriSen Balanced 50 Fund
 ................................................................................
                            AmeriSen Balanced 60 Fund
 ................................................................................
                            AmeriSen Balanced 70 Fund
--------------------------------------------------------------------------------
                   Retail and Institutional Classes of Shares

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the current prospectus of the AmeriSen Funds(TM) dated _________________, 2001. To obtain a free copy of the AmeriSen Funds(TM) prospectus call 1-800-____________________ or write to: AmeriSen Funds(TM), 14340 Torrey Chase, Suite 170, Houston, TX 77014-1024.

AmeriSen Funds(TM)- Statement of Additional Information             Page 2 of 42

                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST.......................................................4

   History of the Trust........................................................4

   Characteristics of Trust Shares.............................................4

   Shareholder Liability.......................................................5

INVESTMENT POLICIES............................................................5

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........7

PORTFOLIO TRANSACTIONS........................................................25

PORTFOLIO TURNOVER............................................................26

MANAGEMENT OF THE TRUST.......................................................26

CODE OF ETHICS................................................................33

PURCHASE AND REDEMPTION.......................................................33

   Terms of Purchase..........................................................33

   Tax Identification Number..................................................33

   Reopening an Account.......................................................34

   Brokers....................................................................34

   Redemption in Kind.........................................................34

   Suspension of Redemptions..................................................34

DETERMINATION OF NET ASSET VALUE..............................................34

   Tax Status.................................................................35

      Shareholders' Tax Status................................................35

PERFORMANCE INFORMATION.......................................................37

   Total Return...............................................................37

   Yield......................................................................38

   Non-standardized Total Return..............................................39

FINANCIAL STATEMENTS..........................................................40

AmeriSen Funds(TM)- Statement of Additional Information             Page 3 of 43

                            DESCRIPTION OF THE TRUST

HISTORY OF THE TRUST

AmeriSen Funds(TM) (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts on December 13, 2000. Each series represents a separate diversified portfolio of securities (collectively referred to as the "Portfolios" or "Funds" and individually as a "portfolio" or "fund").

CHARACTERISTICS OF TRUST SHARES

The Trustees have exclusive power, without the requirement of shareholder approval, to issue series of shares without par value, each series representing interests in a separate portfolio, or divide the shares of any portfolio into classes, each class having such different dividend, liquidation, voting and other rights as the Trustees may determine, and may establish and designate the specific classes of shares of each portfolio. Before establishing a new class of shares in an existing portfolio, the Trustees must determine that the establishment and designation of separate classes would not adversely affect the rights of the holders of the initial or previously established and designated class or classes.

The assets received by the Trust from the issue or sale of shares of the fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to the fund. They constitute the underlying assets of that fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular fund, shall be allocated by or under the direction of the Board of Trustees (the "Board") in such manner as the Board determines to be fair and equitable.

Each share of the fund represents an equal proportionate interest in that fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of the fund are entitled to share pro rata in the net assets belonging to the fund available for distribution.

Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. In addition, after the Trustees were initially elected by the shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

AmeriSen Funds(TM)- Statement of Additional Information             Page 4 of 43

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund or classes of shares, a separate vote of the holders of that fund or classes of shares, would be required. Shareholders of any fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive, subscription or conversion rights.

Trust shares are fully paid and non-assessable; and, there are no restrictions on the right of shareholders to retain or dispose of their shares.

SHAREHOLDER LIABILITY

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                               INVESTMENT POLICIES

The Funds will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the fund, which, as used herein, means the lesser of (1) 67% of the fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the fund are represented either in person or by proxy, or
(2) more than 50% of the fund's outstanding shares.

The Funds may not:

(1)  Issue senior securities.

(2) Borrow money, except that a fund may (i) borrow not in excess of 33 1/3% of the total assets of the fund from banks as a temporary measure for extraordinary purposes; and (ii) engage in transactions involving futures, options and the like, on margin.

AmeriSen Funds(TM)- Statement of Additional Information             Page 5 of 43

(3)  Underwrite the securities of other issuers.
(4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).
(5) Engage in the purchase or sale of commodities or commodity contracts; except that the Funds may invest in financial and currency futures and related options and/or bond futures contracts and options on bond futures contracts for bona fide hedging purposes to provide exposure while attempting to reduce transaction costs.
(6) Lend its assets, except that purchases of debt securities in furtherance of the fund's investment objectives will not constitute lending of assets and except that the fund may lend portfolio securities with an aggregate market value of not more than one-third of the fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)
(7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions. This restriction does not apply to bona fide hedging activity utilizing financial futures and related options and/or bond futures contracts and options on bond futures contracts.
(8)  Make short sales in situations where the security is not owned by the fund.
(9) Invest 25% or more of its total assets in securities of companies principally engaged in any one industry, except that this restriction does not apply to debt obligations of the United States (the "U.S.") government which are protected by the full faith and credit of the U.S. government.
(10) (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or
     (b)  acquire more than 10% of the voting securities of any one issuer.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

The Funds may not:

(1)  Invest in warrants to purchase common stock.
(2)  Invest in companies for the purpose of exercising control or management.
(3) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.
(4)  Participate on a joint or joint and several basis in any trading account.
(5) Invest in shares issued by other investment companies except for cash management purposes and as permitted under applicable laws and regulations.
(6)  Invest more than 15% of its total net assets in illiquid securities.
(7)  Invest in oil, gas or other mineral leases.
(8) In connection with bona fide hedging activities, invest more than 2.5% of their assets as initial margin deposits or premiums for futures contracts and provided that said funds may enter into

AmeriSen Funds(TM)- Statement of Additional Information             Page 6 of 43
     futures contracts and option transactions only to the extent that obligations under such contracts or transactions represent not more than 100% of a fund's assets.
(9) The AmeriSen Large Cap Equity Fund may not invest less than 80% of its total assets in large cap equity securities.
(10) The AmeriSen U.S. Government Fund will invest exclusively in U.S. Treasury debt securities, obligations of agencies and instrumentalities of the U.S. government and repurchase agreements backed by U.S. government debt securities.

In connection with limitations on the purchase or sale of securities, options or futures contracts, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

                          ADDITIONAL INFORMATION ABOUT
                    FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques it may use, as described in the Prospectus.

DESCRIPTION OF U.S. GOVERNMENT SECURITIES

As used in this SAI, the term "U.S. government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. The term also refers to "repurchase agreements" collateralized by such securities.

U.S. Treasury Securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among other, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and the Federal National Mortgage Association.

AmeriSen Funds(TM)- Statement of Additional Information             Page 7 of 43

DESCRIPTION OF REPURCHASE AGREEMENTS

Repurchase agreements are transactions by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The Funds may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which the fund engages will require collateralization equal to at least 102% of the Seller's obligation during the entire term of the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the Funds current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Trust may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Trust and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying securities. While the Trust's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS

The Funds will direct its Custodian to place cash or U.S. government obligations in a separate account of the fund in an amount equal to the commitments of the fund to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Funds will direct its Custodian to place the securities in a separate account. The Funds will direct its Custodian to segregate such assets for when, as and if issued commitments only when it determines that issuance of the security is probable. When a separate account is maintained, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions.

AmeriSen Funds(TM)- Statement of Additional Information             Page 8 of 43

Commitments to purchase securities on a when, as and if issued basis will not be recognized in the portfolio of the fund until the Advisor determines that issuance of the security is probable. At such time, the Funds will record the transaction and, in determining its net asset value, will reflect the value of the security daily.

Securities purchased on a forward commitment basis and subject to reverse repurchase agreements are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way; i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the fund remains substantially fully invested at the same time that it has purchased on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the fund's assets will have greater fluctuation. The Funds may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a
repurchase  agreement,   fund  purchases  securities  subject  to  the  seller's
agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by U.S. government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declines prior to liquidation. To minimize the risk of loss, each fund will enter into repurchase agreements only with institutions and dealers which are considered creditworthy.

BORROWING

Each fund may borrow from a bank up to 33 1/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) as a temporary measure for extraordinary purposes. To the extent that a fund borrows money, the fund will be leveraged; at such times, the fund may appreciate or depreciate in value more rapidly than its benchmark index. Each fund will repay any money borrowed in excess of 33 1/3% of the value of its total assets prior to purchasing additional portfolio securities.

The Funds' portfolio managers do not use stock options or futures and options on futures in managing the fund assets on a regular basis. They do, however, reserve the right to use such instruments if conditions warrant. Transactions in such instrument involve an extension of credit by the broker-dealer or futures merchant as discussed below.

PUT AND CALL OPTIONS

The Funds may purchase put and call options.

AmeriSen Funds(TM)- Statement of Additional Information             Page 9 of 43

PURCHASING OPTIONS

By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed "strike" price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Funds may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If a fund exercises the option, it completes the sale of the underlying instrument at the "strike" price. The Funds also may terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's "strike" price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying prices do not rise sufficiently to offset the cost of the option.

WRITING OPTIONS

When the Funds writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the "strike" price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the fund will be required to make margin payments for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the "strike" price while the option is outstanding, regardless of price changes, and must continue to segregate assets to cover its position.

If the underlying prices rise, a put writer would generally expect to profit. Although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, the writer also may profit, because it should be able to close out the option at a lower price. If the underlying prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the fund to sell or deliver the option's underlying instrument, in return for the "strike" price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if the underlying

AmeriSen Funds(TM)- Statement of Additional Information            Page 10 of 43
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prices remain the same or fall.  Through receipt of the option  premium,  a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the "strike" price, even if its current value is greater, a call writer gives up some ability to participate in the underlying price increases.

COMBINED POSITIONS

The Funds may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one "strike" price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The Funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests.

Options and futures prices also can diverge from the prices of their underlying instruments or precious metals, even if the underlying instruments or precious metals match the fund's investment well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument or precious metal, and the time remaining until expiration of the contract, which may not affect the security or the precious metal prices the same way. Imperfect correlation also may result from: differing levels of demand in the options and futures markets and the securities or precious metal markets, structural differences in how options and futures and securities or precious metal are traded, or imposition of daily price fluctuation limits or trading halts. The Funds may purchase or sell options and futures contracts with a greater or lesser value than the securities or precious metal it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities or precious metals, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

USE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts and options may be used for several reasons: to hedge securities held to effectively reduce the average weighted maturity; to maintain cash reserves while remaining fully invested; to facilitate

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

trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than the underlying security or index. The Funds not may use futures contracts or options transactions to leverage assets.

An option will not be purchased for a fund if, as a result, the aggregate initial margins and the premiums paid for all options and futures contracts that a fund owns would exceed 2.5% of its net assets at the time of such purchase.

Although techniques other than the sale and purchase of futures contracts could be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund will incur commission expenses in both opening and closing out futures positions, these costs usually are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, then to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

AmeriSen Funds(TM)- Statement of Additional Information            Page 12 of 43
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Traders in futures  contracts may be broadly  classified as either  "hedgers" or
"speculators". Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts only for bona fide hedging purposes.

Regulations of the CFTC, as applicable to a fund, require that all of its futures transactions constitute bona fide hedging transactions. A fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, it is expected that approximately 75% of its futures contract purchases will be "completed", that is, equivalent amounts of related securities will have been purchased or are being purchased by the fund upon sale of open futures contracts.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their "strike" prices are not close to the underlying instrument or precious metal's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions also could be impaired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

The fund will not enter into futures contract transaction to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts and premiums paid for all options and futures contracts exceed 2.5% of its net assets at the time of the transaction. In addition, a fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 100% of that fund's total assets.

RISKS OF FUTURES CONTRACTS

The primary risks associated with the use of futures  contracts and options are:
(i) imperfect correlation between the change in market value of the U.S. government securities held by a fund and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by

AmeriSen Funds(TM)- Statement of Additional Information            Page 13 of 43
investing only in those contracts whose price fluctuations are expected to resemble those of a fund's underlying securities. The risk that a fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

In the event of adverse price movements, the fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

A fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Funds are engaged in only for hedging purposes, the Advisor does not believe that the Funds are subject to the risks of loss frequently associated with leveraged futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a fund could lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a fund of margin deposits in the event of bankruptcy of a broker with whom the fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

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

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

Except for transactions a fund has identified as hedging transactions, the fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts held as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

In order for a fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or other income derived with respect to the fund's business of investment in securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

The Funds will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes (including unrealized gains at the end of the Funds fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the transactions.

OTC OPTIONS

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and "strike" price, the terms of over-the-counter options i.e., options not traded on exchanges ("OTC options"), generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options, since these options generally can be closed out only by negotiation with the other party to the option.

SEGREGATED ASSETS AND COVERED POSITIONS

When purchasing futures contracts, selling an uncovered call option, or purchasing securities on a when-issued or delayed delivery basis, the fund will restrict cash, which may be invested in repurchase obligations or liquid securities. When purchasing a stock index futures contract, the amount of restricted cash or liquid securities, when added to the amount deposited with the broker as margin, will be at least equal to the market value of the futures contract and not less than the market price at which the futures contract was established. When selling an uncovered call option, the amount of restricted cash or liquid securities, when added to the amount deposited

AmeriSen Funds(TM)- Statement of Additional Information            Page 15 of 43
with the broker as margin, will be at least equal to the value of securities underlying the call option and not less than the strike price of the call option. When purchasing securities on a when-issued or delayed delivery basis, the amount of restricted cash or liquid securities will be at least equal to the fund's when-issued or delayed delivery commitments.

The restricted cash or liquid securities will either be identified as being restricted in the fund's accounting records or physically segregated in a separate account at the Trust's custodian. For the purpose of determining the adequacy of the liquid securities which have been restricted, the securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be restricted on a daily basis so that the value of the restricted cash or liquid securities, when added to the amount deposited with the broker as margin, equals the amount of such commitments by a fund.

Fund assets need not be segregated if the fund "covers" the futures contract or call option sold. For example, the fund could cover a futures or forward contract which it has sold short by owning the securities or currency underlying the contract. The fund may also cover this position by holding a call option permitting the fund to purchase the same futures or forward contract at a price no higher than the price at which the sell position was established.

A fund could cover a call option which it has sold by holding the same security underlying the call option. A fund may also cover by holding a separate call option of the same security or stock index with a strike price no higher than the strike price of the call option sold by the fund. The fund could cover a call option which it has sold on a futures contract by entering into a long position in the same futures contract at a price no higher than the strike price of the call option or by owning the securities or currency underlying the futures contract. The fund could also cover a call option which it has sold by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the fund.

CORPORATE DEBT SECURITIES

Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of

AmeriSen Funds(TM)- Statement of Additional Information            Page 16 of 43
payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

MUNICIPAL OBLIGATIONS

Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale,

AmeriSen Funds(TM)- Statement of Additional Information            Page 17 of 43
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collection of taxes or receipt of other revenues.  Municipal obligations include municipal  lease/purchase  agreements which are similar to installment  purchase
contracts  for  property  or  equipment  issued  by  municipalities.   Municipal
obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately. The Funds also may acquire call options on specific municipal obligations. The Funds generally would purchase these call options to protect the Funds from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on fund shares which are attributable to interest income received by the fund from municipal obligations generally will be subject to Federal income tax. The Funds may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible fund investments. The Funds currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, although the Funds will participate in any declines in interest rates as well.

The Funds also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse

AmeriSen Funds(TM)- Statement of Additional Information            Page 18 of 43
floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest.

RESIDENTIAL MORTGAGE-RELATED SECURITIES

The Funds may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), or issued by private entities. Residential mortgage-related securities may be issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may

AmeriSen Funds(TM)- Statement of Additional Information            Page 19 of 43
remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COMMERCIAL MORTGAGE-RELATED SECURITIES

Commercial mortgage-related securities generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

SUBORDINATED SECURITIES

The Funds may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgages. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND MULTI-CLASS PASS-THROUGH-SECURITIES

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

AmeriSen Funds(TM)- Statement of Additional Information            Page 20 of 43

Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

STRIPPED MORTGAGE-BACKED SECURITIES

The Funds also may invest in stripped mortgage-backed securities which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying securities' principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IO and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

AmeriSen Funds(TM)- Statement of Additional Information            Page 21 of 43

REAL ESTATE INVESTMENT TRUSTS

A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

ADJUSTABLE-RATE MORTGAGE LOANS ("ARMS")

ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

AmeriSen Funds(TM)- Statement of Additional Information            Page 22 of 43

PRIVATE ENTITY SECURITIES

These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Funds or the price of the Funds' shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

OTHER MORTGAGE-RELATED SECURITIES

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

ASSET-BACKED SECURITIES

Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Funds with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

U.S. TREASURY INFLATION PROTECTION SECURITIES

The  Funds  may  invest  in  U.S.   Treasury   securities   including   Treasury
Inflation-Protection Securities ("TIPS"), which are securities issued by the U.S. Treasury designed to provide investors a long term

AmeriSen Funds(TM)- Statement of Additional Information            Page 23 of 43
investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.

In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

ZERO COUPON SECURITIES

The Funds may invest in bonds that are "zero coupon" U.S. government securities (which have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons). A fund will only invest in "zeros" which are issued by the U.S. Treasury or U.S. government agencies, and not those issued by broker-dealers or banks. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TRs are interests in accounts sponsored by the U.S. Treasury. A fund will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of U.S. government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to a fund and distributed to its shareholders. These distributions must be made from the fund's cash assets, or, if necessary, from the proceeds of sales of portfolio securities.

ILLIQUID INVESTMENTS

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees (the "Board"), the Advisor determines the liquidity of the fund's investments and, through reports from the Advisor, the Board monitors trading activity in illiquid investments. In determining the liquidity of the fund's investments, the Advisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features),

AmeriSen Funds(TM)- Statement of Additional Information            Page 24 of 43
and (v) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment). Investments currently considered by the Trust to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options, and restricted securities. However, with respect to OTC options which the fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Advisor, subject to review of the Board. If, through a change in values, net assets or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where the registration is required, a fund holding restricted securities may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

                             PORTFOLIO TRANSACTIONS

Under applicable law and the Advisory Agreement between the Trust and the Advisor, requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided by the Trust and/or other accounts over which the Advisor or an affiliate of the Advisor exercises investment discretion.

The Advisor has not and does not currently utilize soft-dollar or directed brokerage arrangements. However, under the Advisory Agreement, the Advisor is permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by a fund of the Trust to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the

AmeriSen Funds(TM)- Statement of Additional Information            Page 25 of 43
extent that research services of value are provided by broker/dealers through or with whom the Trust places portfolio transactions the Advisor may be relieved of expenses which it might otherwise bear.

The Trust may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. When the transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

Brokerage fees paid by a fund for the most recent fiscal years will, in future periods, be included in the Trust's Statement of Additional Information.

                               PORTFOLIO TURNOVER

The Advisor buys and sells securities for the Funds to accomplish their investment objectives. The Funds investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Funds investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity.

A change in the securities held by a fund is known as "portfolio turnover." It is anticipated that portfolio turnover for each fund will generally not exceed 100%. Portfolio turnover rates are set forth in the "Financial Highlights" portion of the prospectus. High portfolio turnover in any given year indicates a substantial amount of short-term trading, which will result in payment by a fund from capital of above-average amounts of markups to dealers and could result in the payment by shareholders of above-average amounts of taxes on realized investment gain. Any short-term gain realized on securities will be taxed to shareholders as ordinary income.

                             MANAGEMENT OF THE TRUST

TRUSTEES

The business and affairs of the Funds are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as audit committee members.

AmeriSen Funds(TM)- Statement of Additional Information            Page 26 of 43

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the last five years or so are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. The officers of the Trust listed below are affiliated persons of the Trust and the Advisor.

 ...........................................................................................................................
                                                Position(s) held
Name, Address & Birth Date                      with Trust          Principal Occupation(s) During Past 5 Years
 ...........................................................................................................................
Philip C. Pauze*                                President and       Chairman of the Board of Pauze, Swanson & Associates
14340 Torrey Chase Blvd. Ste. 170               Trustee             Investment Advisors, Inc., d/b/a Pauze Swanson Capital
Houston, Texas 77014                                                Management Co.(TM) (the "Advisor") since October 1993.
Year of Birth: 1941                                                 Trustee and President of Pauze Funds since November
                                                                    1993.  President of Advisor from October 1993 to
                                                                    February 2001..  Chairman of the Board of Fund
                                                                    Services, Inc. d/b/a Champion Fund Services(TM) ("FSI")
                                                                    since March 1999. President of FSI from March 1999 to
                                                                    February 2001.  Branch Office Manager and Registered
                                                                    Representative with B.C. Ziegler and Company since
                                                                    1993.  President and Director of CFS Distributors, Inc.
                                                                    ("CFS") organized to be a distributor of mutual fund
                                                                    shares since February 2001.  President and Director of
                                                                    Pauze Management Co. Inc. ("PMC") since February 2001.
                                                                    President and Director of Pauze Group, Inc. the
                                                                    parent-holding company for the Advisor, FSI, PMC and
                                                                    CFS, since February 2001.
 ...........................................................................................................................
William W. Haynor                               Trustee             Founder, Chairman and Chief Executive Officer of Senior
3823 Via Reposo                                                     Quote(R) Insurance Services, a national direct response
Rancho Santa Fe, California 92091                                   life insurance agency in San Diego.  Prior thereto,
Year of Birth: 1940                                                 Founder and Manager of First Union Insurance Services
                                                                    in San Diego, a national alternative delivery life
                                                                    agency for First Union Bank of Charlotte, North
                                                                    Carolina since 1995.
 ...........................................................................................................................

AmeriSen Funds(TM)- Statement of Additional Information            Page 27 of 43

 ...........................................................................................................................
                                                Position(s) held
Name, Address & Birth Date                      with Trust          Principal Occupation(s) During Past 5 Years
 ...........................................................................................................................
Stephen P. Pauze*                               Trustee             President of the Advisor since February 2001.  Vice
14340 Torrey Chase Blvd. Ste. 170                                   President of the Advisor from December 1999 to February
Houston, Texas 77014                                                2001.  Registered Representative with B.C. Ziegler and
Year of Birth: 1968                                                 Company since May 1998.  Served as broker-dealer
                                                                    wholesaler and an account executive for the Advisor in
                                                                    the Mid-Central and Southeast Regions of the United
                                                                    States from June 1997 to October 1998.  Supervisor from
                                                                    April 1996 to June 1997 at Roadway Express, Inc.
 ...........................................................................................................................
Robert J. Pierce                                Trustee             Trustee of Pauze Funds since June 1996.  Richard Pierce
1791 #2 Silverado Trail                                             Funeral Service since 1967, serving in such capacities
Napa, California 94558                                              as President and General Manager. Vice President
Year of Birth: 1945                                                 (Western Division) and Chief Operating Officer
                                                                    (Northern Region) of Stewart Enterprises, Inc. since
                                                                    June 1997.
 ...........................................................................................................................
E. Malcolm Thompson                             Trustee             President of Malcolm Thompson and Associates, Inc., a
14505 Torrey Chase Blvd., Ste. 301                                  fee-based actuarial consulting firm which provides
Houston, Texas 77014                                                services primarily for retirement plans since 1981.
Year of Birth: 1939
 ...........................................................................................................................
Patricia S. Dobson                              Secretary           President and Director of FSI since February 2001.
14340 Torrey Chase Blvd. Ste. 170                                   Vice President and Director of FSI from March 1999 to
Houston, Texas 77014                                                February 2001.  Trustee and Secretary of Pauze Funds
Year of Birth: 1943                                                 since October 1998.  Vice President of the Advisor from
                                                                    1996 and Secretary and Director from 1997 to February
                                                                    2001.  Assistant Vice President of Advisor from 1995 to
                                                                    1996.  Administrator of Advisor from 1993 to 1995.
                                                                    Registered Representative with B.C. Ziegler and Company
                                                                    since March 1994.
 ...........................................................................................................................

AmeriSen Funds(TM)- Statement of Additional Information            Page 28 of 43

 ...........................................................................................................................
                                                Position(s) held
Name, Address & Birth Date                      with Trust          Principal Occupation(s) During Past 5 Years
 ...........................................................................................................................
Nancy K. Szidlowski                             Treasurer and       Director of Accounting & Administration of FSI since
14340 Torrey Chase Blvd. Ste. 170               Chief Accounting    December 11, 2000.  Treasurer and Chief Accounting
Houston, Texas 77014                            Officer             Officer of Pauze Funds since January 2001.  Accountant
Year of Birth: 1951                                                 in the mutual fund accounting department at American
                                                                    General Financial Group, an insurance company, from
                                                                    April 1999 through December 2000.  Lead Accountant of
                                                                    the mutual fund accounting department at Van Kampen
                                                                    Investments, a mutual fund company, from March 1994
                                                                    through April 1999.
 ...........................................................................................................................

TRUSTEE COMPENSATION

Trustee fees are Trust expenses and each portfolio pays a portion of the Trustee fees. The compensation to be paid to the Trustees of the Trust is set forth below.

 .................................................................................................................
                                                      Pension or
                                 Aggregate            Retirement        Estimated Annual      Total Compensation
Name                         Compensation from     Accrued as Part       Benefits Upon        from Trust and Fund
of Trustee                       Trust (1)         of Fund Expenses        Retirement               Complex
 .................................................................................................................
Philip C. Pauze                      $0                   $0                   $0                     $0
 .................................................................................................................
William W. Haynor                $3,500.00                $0                   $0                  $3,500.00
 .................................................................................................................
Stephen P. Pauze                     $0                   $0                   $0                     $0
 .................................................................................................................
Robert J. Pierce                 $3,500.00                $0                   $0                 $16,000.00
 .................................................................................................................
E. Malcolm Thompson              $3,500.00                $0                   $0                  $3,500.00
 .................................................................................................................

(1) Trustee fees are Trust expenses. The compensation is estimated for the first full year of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Philip C. Pauze and Pauze Swanson Capital Management Co.(TM) are control persons by virtue of providing initial funds to cover Trust organization and their roles in Trust governance.

AmeriSen Funds(TM)- Statement of Additional Information            Page 29 of 43

DISTRIBUTOR

Shares of the Funds are offered to the public on a continuous basis. The Distributor is obligated to sell shares of the fund on a best efforts basis only against purchase orders for the shares. On January 22, 2001, the Board of Trustees approved Distribution Plan for each series (or fund) of the Trust and a Distribution Agreement with B.C. Ziegler and Company ("Ziegler"), pursuant to which Ziegler has agreed to act as the Trust's agent in connection with the distribution of the shares of the Funds, including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, Ziegler will be paid a fixed annual fee of $45,000 and will be reimbursed for expenses incurred on behalf of the Trust on all no-load funds. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the no-load Funds that have a 12b-1 Plan.

INVESTMENT ADVISOR

Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co.(TM) (the "Advisor") is an investment management firm and was organized in October 1993. Pursuant to an Advisory Agreement approved on January 22, 2001, the Advisor provides investment advisory and management services to the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Advisor or its affiliates.

The Agreement provides that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund (as defined in the 1940 Act) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

The Advisor plans to register the service mark "AmeriSen Funds(TM)" and retains the right to use the name "AmeriSen" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "AmeriSen Funds(TM)" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services under applicable banking or securities laws, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time

AmeriSen Funds(TM)- Statement of Additional Information            Page 30 of 43
purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Advisory Agreement with the Trust provides for each fund to pay the Advisor an annual management fee equal to a percentage of the fund's average net assets (1/12 of the applicable percentage monthly) as follows:

                      Large Cap Equity Fund        0.80%
                      Balanced Funds               0.70%
                      Corporate Bond Fund          0.60%
                      U.S. Government Fund         0.60%
                      Money Market Fund            0.35%

THE SUB-ADVISOR

On January 22, 2001, the Board of Trustees approved an Investment Sub-Advisory Agreement with the Adviser and Argent Capital Management, Inc. (the "Sub-Advisor"), 1609 Stubbs Avenue, Monroe, Louisiana 71201. The Sub-Advisor has agreed to manage the Trust's equity portfolios. The Sub-Advisory Agreement contains provisions for continuation and termination substantially identical to those in the Advisory Agreement with the Advisor.

The Trust does not have a separate obligation to pay the Sub-Advisor's fees. The Sub-Advisor's fees are paid by the Advisor. The Sub-Advisory Agreement provides that the Sub-Advisor is to receive a percent of the fee paid to the Advisor as follows:

                    Large Cap Equity Fund         87.5% of 0.80%
                    Balanced 50 Fund              50.0% of 0.70%
                    Balanced 60 Fund              40.0% of 0.70%
                    Balanced 70 Fund              30.0% of 0.70%

The Sub-Advisor was organized on March 1, 1996. It is a wholly owned subsidiary of The Trust Company of Louisiana.

TRANSFER AGENT, FUND ACCOUNTING, AND ADMINISTRATOR

Fund Services, Inc. d/b/a Champion Fund Services(TM) ( "FSI" or "Transfer Agent"), 14340 Torrey Chase Blvd., Suite 170 Houston, Texas 77014, provides transfer agent, dividend disbursing and accounting services to the Funds for which it receives separate compensation for each service. FSI and the Advisor are under common ownership and control. Philip C. Pauze, owner and Chairman of the Board of FSI and the Advisor has been President and a Trustee of the Trust since its inception.

AmeriSen Funds(TM)- Statement of Additional Information            Page 31 of 43

TRANSFER AGENT

The Transfer Agent maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. The Transfer Agent provides the Trust with certain monthly reports, record-keeping and other management-related services. For its services the Transfer Agent receives an annual base fee of $250,000, plus $18 per open shareholder account, plus $1 per shareholder account with 12b-1 fees, plus $1 per shareholder account with front end or back end sales charges, and plus $1 per account in non-annual dividend funds.

FUND ACCOUNTING

The Fund Accounting, division of FSI, will prepare monthly financial statements on behalf of the Funds. Under the Accounting Services Agreement the Trust will pay FSI an annual fee $245,000, plus an annual asset based fee of 0.08% on the second $100 million of assets, 0.06% on the next $300 million, 0.04% on the next $500 million and 0.02% on assets over $1 billion.

ADMINISTRATOR

FSI, as Administrator, is subject to the overall supervision and review of the Board of Trustees of the Trust. FSI supervises parties providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

The Administration Agreement provides for the Trust to pay the Administrator an annual fee of $280,000, plus an annual asset based fee of 0.08% on the second $100 million of assets, 0.06% on the next $300 million, 0.04% on the next $500 million and 0.02% on assets over $1 billion, which is allocated among all of the Funds of the Trust pro rata based on their respective net assets.

CUSTODIAN

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safe keeps their portfolio securities, collects all income and other payments with respect thereto, disburse funds at the Funds' request and maintains records in connection with its duties. The Custodian does not determine the investment policies of the Trust or the Funds nor the securities that need to be purchased or redeemed.

INDEPENDENT ACCOUNTANTS AND COUNSEL

Tait, Weller & Baker, 8 Penn Center, Suite 800, Philadelphia, PA 19103, has been selected as independent accountants for the Trust for the Funds first fiscal year ending March 31, 2002, and the initial seed capital audit. Tait, Weller & Baker performs an annual audit of each fund's financial statements and provides financial, tax

AmeriSen Funds(TM)- Statement of Additional Information            Page 32 of 43
and accounting consulting services as requested. Charles W. Lutter, Jr. 103 Canyon Oaks, San Antonio, Texas 78232, is legal counsel to the Trust.

                                 CODE OF ETHICS

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Codes restrict the personal investing activities of all employees focusing on persons with access to portfolio holdings and training data. The Code requires that absent prior approval, no employee shall purchase or sell, directly or indirectly, any security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which he or she knows or should have known at the time of such purchase or sale that such security: (a) is being considered for purchase or sale by a fund; or (b) is being purchased or sold by a fund. Employees are prohibited from acquiring any security in an initial public offering or in a private placement unless the employee obtains prior approval. The restrictions and prohibitions apply to most securities transactions by employees of the Advisor, with limited exceptions for some securities (such as U.S. government securities and mutual funds). The
Sub-Advisor has also adopted a Code of Ethics governing the conduct of its associated persons. Copies of these Codes of Ethics are exhibits to the Trust's registration statement and can be reviewed and/or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. These Codes of Ethics are available on the EDGAR database on the SEC's internet site at "http://www.sec.gov." Copies of these Codes of Ethics may be obtained from the SEC after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                             PURCHASE AND REDEMPTION

TERMS OF PURCHASE

The Trust reserves the right to reject any purchase order and to change the amount of the minimum initial and subsequent investments in the fund upon notice.

TAX IDENTIFICATION NUMBER

The Trust is required by Federal law to withhold and remit to the U.S. Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

AmeriSen Funds(TM)- Statement of Additional Information            Page 33 of 43

Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the fund will assesses a $50 taxpayer administrative fee if the taxpayer identification number is not provided by year-end.

REOPENING AN ACCOUNT

A shareholder may reopen a closed account with a minimum investment of $100.00 without filing a new account application, during the calendar year the account is closed or during the following calendar year, provided that the information on the existing account application remains correct.

BROKERS

The Trust has authorized one or more brokers to accept purchase and redemption orders on behalf of the fund. Authorized brokers are permitted to designate other intermediaries to accept purchase and redemption orders on the Funds behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, an authorized broker's designee, accepts the order. Orders will be priced at the fund's net asset value next computed after the order is accepted by an authorized broker or the authorized broker's designee.

REDEMPTION IN KIND

The Trust has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the particular fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the particular fund. In this event, the securities would be valued in the same manner as the fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

SUSPENSION OF REDEMPTIONS

The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed, (b) when trading in the markets the fund normally uses is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the fund's shareholders.

                        DETERMINATION OF NET ASSET VALUE

The methods and days on which net asset value is calculated are described in the prospectus.

AmeriSen Funds(TM)- Statement of Additional Information            Page 34 of 43

TAX STATUS

STATUS OF THE FUNDS

The Funds intend to pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Funds must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
o    invest in securities within certain statutory limits; and
o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. Depending on the composition of the fund's income, a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to certain U.S. corporations. In general, dividend income of the fund distributed to certain U.S. corporate shareholders will be eligible for the corporate dividends received deduction only to the extent that (i) the fund's income consists of dividends paid by certain U.S. corporations and (ii) the fund would have been entitled to the dividends received deduction with respect to such dividend income if the fund were not a regulated investment company.

The foregoing tax consequences apply whether dividends are received in cash or as additional shares. No portion of any income dividend paid by any fund is eligible for the dividends received deduction available to corporations.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a fund pays the dividends during the following January. Since none of the net investment income of a fund is expected to arise from dividends on domestic common or preferred stock, none of the Funds' distributions will qualify for the 70% corporate dividends-received deduction.

Distributions by a fund will result in a reduction in the fair market value of fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing fund shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

AmeriSen Funds(TM)- Statement of Additional Information            Page 35 of 43

All Shareholders will be notified annually regarding the tax status of distributions received from a fund.

A shareholder should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

The Trust recommends you contact a tax adviser regarding any possible tax implications.

TAXATION OF THE FUNDS' INVESTMENTS

For federal income tax purposes, debt securities purchased by a fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by a fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

Debt securities may be purchased by a fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis.

A fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the fund makes the election to include market discount currently. Because a fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for a fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that a fund holds zero-coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the fund would recognize income currently even though the fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

AmeriSen Funds(TM)- Statement of Additional Information            Page 36 of 43

The Funds may purchase debt securities at a premium (i.e., at a purchase price in excess of face amount). The premium may be amortized if a fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held fund shares.

FOREIGN TAXES

Dividend and interest income received by a fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

                             PERFORMANCE INFORMATION

Quotations of the Funds performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Funds. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Funds will vary based on changes in market conditions and the level of the Funds expenses.

TOTAL RETURN

A fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the fund has been in existence. "Average annual total return", as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                 P(1 + T)  = ERV

               Where: P    =  a hypothetical initial payment of $1,000
                      T    =  average annual total return
                      n    =  number of years (exponential number)
                      ERV  =  ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;

AmeriSen Funds(TM)- Statement of Additional Information            Page 37 of 43

The calculation assumes all charges, if any, are deducted from the initial investment and assumes all dividends and distributions by the fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The results do not take into account charges for optional services which involve nominal fees (such as wire redemption fees).

Yield and total return are calculated separately for each Class of Shares. Because of the differences distribution fees, the total returns for each of the class of shares will differ.

YIELD

A fund may also advertise performance in terms of a 30-day yield quotation. A fund's "yield" refers to the income generated by an investment in the fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized" using semi-annual compounding. That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the fund's portfolio and all recurring charges are recognized.

The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                                    6
                       YIELD = 2 [ ((A - B)/CD) + 1)  - 1]

          Where:  A   =  dividends and interest earned during the period
                  B   =  expenses accrued for the period (net of reimbursement)
                  C   =  the average daily  number of shares  outstanding during the period that were entitled to receive dividends
                  D   =  the maximum offering price per share on the last day of the period

The "yield" of a money market fund refers to the income generated by an investment in the fund over a seven-day period. This income is then annualized. The amount of income generated by investments during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the

AmeriSen Funds(TM)- Statement of Additional Information            Page 38 of 43
investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of does not necessarily reflect income actually earned by the applicable shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the fund, performance will be reduced for those shareholders paying those fees.

NON-STANDARDIZED TOTAL RETURN

A fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of a fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales charge, or charges for optional services which involve nominal fees, which would reduce the quoted performance if included. A non-standardized quotation will always be accompanied by the fund's "average annual total return" as described above.

A fund may also include in advertisements data comparing performance with bond or other indices, or with other mutual funds (as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds). For example, a fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, to Moody's Bond Survey Bond Index, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of a fund or class of shares.

AmeriSen Funds(TM)- Statement of Additional Information            Page 39 of 43

                              FINANCIAL STATEMENTS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of AmeriSen Funds
Houston, Texas

We have audited the accompanying statements of assets and liabilities and operations of the AmeriSen Money Market Fund, (a series of the AmeriSen Funds) as of March 28, 2001. These financial statements are the responsibilities of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position and operations of the AmeriSen Money Market Fund as of March 28, 2001, in conformity with accounting principles generally accepted in the United States of America.

                                    Tait, Weller & Baker
                                    --------------------
                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 28, 2001

AmeriSen Funds(TM)- Statement of Additional Information            Page 40 of 43

AMERISEN FUNDS(TM)

STATEMENT OF ASSETS AND LIABILITIES

MARCH 28, 2001
--------------------------------------------------------------------------------

ASSETS
    Cash                                                           $    100,730
                                                                   ------------
        Total assets                                                    100,730
                                                                   ------------

LIABILITIES                                                                  --
                                                                   ------------

NET ASSETS                                                         $    100,730
                                                                   ------------

Shares of beneficial interest, unlimited
    authorized without par value                                        100,730
                                                                   ------------

Net asset value, offering and redemption price per share           $       1.00
                                                                   ------------

At March 28, 2001 the components of net assets were as follows:
    Paid-in capital                                                $    100,730
                                                                   ------------

--------------------------------------------------------------------------------
See notes to financial statements

AmeriSen Funds(TM)- Statement of Additional Information            Page 41 of 43

AMERISEN FUNDS(TM)

STATEMENT OF OPERATIONS

MARCH 28, 2001
--------------------------------------------------------------------------------

Income                                                             $         --
                                                                   ------------

EXPENSES
    Organization expenses                                                20,000
                                                                   ------------
        Total expenses                                                   20,000
    Reimbursement from adviser                                          (20,000)
                                                                   ------------
        Net expenses                                                         --
                                                                   ------------
    Net increase resulting from operations                         $         --
                                                                   ------------

--------------------------------------------------------------------------------
See notes to financial statements

AmeriSen Funds(TM)- Statement of Additional Information            Page 42 of 43

AMERISEN FUNDS(TM)

NOTES TO FINANCIAL STATEMENTS

MARCH 28, 2001
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The AmeriSen Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is authorized to issue shares of beneficial interest. The Trust currently offers shares of capital stock in one portfolio, the AmeriSen Money Market Fund.

     The Trust was incorporated as a Massachusetts Business Trust on December 13, 2000. The Trust had no operations from that date to March 28, 2001 other than those relating to organizational matters and the registration of its shares under applicable securities laws. The investment adviser purchased the initial 100,730 shares of the Fund at $1 a share on March 28, 2001.

(2)  START-UP COST

     The Fund has assumed all start-up costs associated with the organization of the Fund. However, the investment adviser has reimbursed the Fund for such costs. Such reimbursement is subject to the expense recapture provision which allows the adviser to recapture in the future certain reimbursed expenses.

--------------------------------------------------------------------------------

AmeriSen Funds(TM)- Statement of Additional Information            Page 43 of 43

                                     PART C
                          ----------------------------
                               AmeriSen Funds(TM)
                                Other Information

AmeriSen Funds - Part C                                              Page 1 of 7

PART C.   OTHER INFORMATION


ITEM 23.  EXHIBITS

     (a)(1) AmeriSen Funds(TM), formerly Senior Funds ("Registrant's") First Amended and Restated Master Trust Agreement dated March 26, 2001, is included herein.

     (b) Registrant's By-Laws dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

     (c) Not Applicable [other instruments defining rights of security holders].

     (d)(1) Advisory Agreement between Registrant, and Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co.(TM) dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (2) Sub-Advisory Agreement between Registrant, Pauze Swanson Capital Management Co.(TM) and Argent Capital Management, Inc., formerly TCL Capital Management, Inc., dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

     (e) Distribution Agreement between Registrant and B.C. Ziegler and Company dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

     (f) Not Applicable [bonus or profit sharing contracts for directors or officers].

     (g) Custodian Agreement between Registrant and Firstar Bank, N.A. dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

     (h)(1)    Transfer  Agency  and  Shareholder   Services  Agreement  between
               Registrant and Fund Services, Inc. d/b/a Champion Fund Services(TM) dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

AmeriSen Funds - Part C                                              Page 2 of 7

        (2) Administration Agreement between Registrant and Fund Services, Inc. d/b/a Champion Fund Services(TM) dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (3) Mutual Fund Accounting Services Agreement between Registrant and Fund Services, Inc. d/b/a Champion Fund Services dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (4) Expenses Agreement between Registrant and Pauze Swanson Capital Management Co.(TM) dated March 26, 2001, is filed herewith.

     (i)       Opinion and Consent of Lynch,  Brewer,  Hoffman & Sands LLP dated
               January  30,  2001,   is   incorporated   by  referenced  to  the
               Registration Statement filed January 30, 2001.

     (j)(1)    Consent of independent public accountants is filed herewith.

        (2)    Power of Attorney dated March 26, 2001, is filed herewith.

     (k)       Not Applicable [omitted financial statements].

     (l) Initial Capital Agreements - Letter of Initial Stockholder is filed herewith.

     (m)(1) Distribution Plan of Senior U.S. Government Fund pursuant to Rule 12b-1 dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (2) Distribution Plan of Senior Large Cap Equity Fund pursuant to Rule 12b-1 dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (3) Distribution Plan of Senior Corporate Bond Fund pursuant to Rule 12b-1 dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

AmeriSen Funds - Part C                                              Page 3 of 7

        (4) Distribution Plan of Senior Balanced 50 Fund pursuant to Rule 12b-1 dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (5) Distribution Plan of Senior Balanced 60 Fund pursuant to Rule 12b-1 dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (6) Distribution Plan of Senior Balanced 70 Fund pursuant to Rule 12b-1 dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

     (n)       Registrant's Expense Allocation Plan pursuant to Rule 18f-3 dated
               January  22,  2001,   is   incorporated   by  referenced  to  the
               Registration Statement filed January 30, 2001.

     (o)       Reserved.

     (p)(1) Code of Ethics of the Registrant dated January 22, 2001, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (2) Code of Ethics of Pauze Swanson Capital Management Co.(TM) dated April 14, 1993, is incorporated by referenced to the Registration Statement filed January 30, 2001.

        (3) Code of Ethics of B.C. Ziegler and Company dated May 8, 1997, is included herein.

        (4) Code of Ethics of Argent Capital Management, Inc. is included herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the prospectus and the Statement of Additional Information contained in Part A and Part B, respectively, of this Registration Statement at the section entitled "The Investment Advisor."

ITEM 25. INDEMNIFICATION

Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or

AmeriSen Funds - Part C                                              Page 4 of 7

Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in
Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Registrant's investment adviser is discussed in the Prospectus and Statement of Additional Information contained in Part A and Part B of this Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) B.C. Ziegler and Company acts as distributor for Firstar Funds and Principal Preservation Portfolios, Inc.

     (b) Information with respect to each director and officer of B.C. Ziegler and Company is incorporated by reference to Schedule A of Form BD filed by it under the Securities and Exchange Act of 1934 (File No. 8-94).

     (c)  Not Applicable.

AmeriSen Funds - Part C                                              Page 5 of 7

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Registrants pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at: Registrants Underwriter's office at 215 North Main Street, West Bend, Wisconsin 53095; the investment adviser, Pauze Swanson Capital Management Co.(TM), office at 14340 Torrey Chase Boulevard, Suite 170, Houston, Texas 77014-1024. All accounts and records maintained by Firstar Bank, N.A., custodian for Registrant, are maintained at 425 Walnut Street, Cincinnati, Ohio 45201.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

     None.

ITEM 30. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

AmeriSen Funds - Part C                                              Page 6 of 7

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, there unto duly authorized, in the city of Houston and the State of Texas, on the 26th day of March 2001.

                                    AmeriSen Funds(TM)

                                    By:     /S/ PHILIP C. PAUZE
                                            -------------------
                                            Philip C. Pauze, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                Date

By: /S/ PHILIP C. PAUZE                 President and        March 26, 2001
    ---------------------------         Trustee
    Philip C. Pauze


By: /S/ WILLIAM W. HAYNOR               Trustee              March 26, 2001
    ---------------------------
    William W. Haynor


By: /S/ STEPHEN P. PAUZE                Trustee              March 26, 2001
    ---------------------------
    Stephen P. Pauze


By: /S/ ROBERT J. PIERCE                Trustee              March 26, 2001
    ---------------------------
    Robert J. Pierce


By: /S/ E. MALCOLM THOMPSON             Trustee              March 26, 2001
    ---------------------------
    E. Malcolm Thompson

AmeriSen Funds - Part C                                              Page 7 of 7